As filed with the SEC on April 24, 2000

Registration No. 33-24400

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                         [ ]
Post-Effective Amendment No. 18                     [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No.   25                                  [x]

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)

82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)

Depositor's telephone number:  (800) 544-8888

_________________________________________________

RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street
Boston, Massachusetts  02109
(Name and address of agent for service)

___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1999, was filed on March 30, 2000.

It is proposed that this filing will become effective (check appropriate space):

      immediately upon filing pursuant to paragraph (b) of rule 485
    X on April 30, 2000, pursuant to paragraph (b) (1) (v) of rule 485
      60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485

Page _ of _
Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

Part A
Item N-4 Item                             Heading in Prospectus
Item 1.  Cover Page                       Cover Page
Item 2.  Definitions                      Glossary
Item 3.  Synopsis or Highlights           Summary of the Contract
Item 4.  Condensed Financial Information  Accumulation Unit Values
Item 5.  General Description of           Facts About Fidelity
         Registrant, Depositor, and       Investments Life, The
         Portfolio Companies              Variable Account, and
                                          the Funds
   a)    Depositor                        Fidelity Investments
                                          Life
   b)    Registrant                       The Variable Account;
                                          The Fixed Account
   c)    Portfolio Company                The Funds
   d)    Prospectus                       The Funds
   e)    Voting                           Voting Rights
   f)    Administrator                    Charges
Item 6. Deductions and Expenses           Charges
   a)    Deductions                       Charges; Premium Taxes
   b)    Sales load                       Withdrawal Charge
   c)    Special purchase plans           Special Provisions
                                          Applicable to Sales
                                          under Sponsored
                                          Arrangements; Automatic
                                          Deduction Plan; Dollar
                                          Cost Averaging
   d)    Commissions                      Selling the Contracts
   e)    Portfolio company deductions
         and expenses                     Charges
   f)    Registrant's expenses            Charges

Item 7.  General Description of Variable
         Annuity Contracts
   a)    Rights                           Summary of the Contract;
                                          Investment Allocation of
                                          Your Purchase Payments;
                                          Withdrawals; Death
                                          Benefit; Selection of
                                          Annuity Income Options;
                                          Reports to Owners;
                                          Voting Rights; Other
                                          Contract Provisions
   b)    Provisions and limitations       Investment Allocation of
                                          Your Purchase Payments
   c)    Changes in contracts or          Changes in Investment
         operations                       Options
   d)    Contract owner inquiries         Cover Page
Item 8.  Annuity Period
   a)    Level of benefits                Fixed, Variable or
                                          Combination Annuity
                                          Income Options; Types of
                                          Annuity Income Options
   b)    Annuity commencement date        Annuity Date
   c)    Annuity payments                 Types of Annuity Income
                                          Options
   d)    Assumed investment return        Fixed, Variable or
                                          Combination Annuity
                                          Income Options
   e)    Minimums                         Types of Annuity Income
                                          Options
   f)    Rights to change options or      Investment Allocation of
         transfer contract value          Your Purchase Payments
Item 9.  Death Benefit
   a)    Death benefit calculation        Death Benefit
   b)    Forms of benefits                Death Benefit; Types of
                                          Annuity Income Options

Item 10. Purchases and Contract Values
   a)    Procedures for purchases         Purchase of a Contract
   b)    Accumulation unit value          Accumulation Units
   c)    Calculation of accumulation      Accumulation Units
         unit value
   d)    Principal underwriter            Selling the Contracts
Item 11. Redemptions
   a)    Redemption procedures            Withdrawals
   b)    Texas Optional Retirement        Not Applicable
         Program
   c)    Delay                            Postponement of
                                          Payment
   d)    Lapse                            Not Applicable
   e)    Revocation rights                Free Look Privilege
Item 12. Taxes
   a)    Tax Consequences                 Tax Considerations; Contract
                                          Values
                                          and Proceeds; Required
                                          Distributions
                                          Upon Death
   b)    Qualified plans                  Purchase of A Contract;
                                          Tax Considerations
   c)    Impact of taxes                  Tax Considerations
Item 13. Legal Proceedings                Litigation
Item 14. Table of Contents for            Table of Contents for
         Statement of Additional          Statement of Additional
         Information                      Information

Part B                                    Heading in Statement of
Form N-4 Item                             Additional Information
Item 15. Cover Page                       Cover Page
Item 16. Table of Contents                Table of Contents
Item 17. General Information and
         History
   a)    Name change                      Fidelity Investments Life
                                          (Prospectus)
   b)    Attribution of Assets            Not Applicable
   c)    Control of Depositor             Fidelity Investments Life
                                          (Prospectus)
Item 18. Services
   a)    Fees, expenses and costs         Charges (Prospectus)
   b)    Management - related             Not Applicable
   c)    Custodian and independent        Independent Accountants
         public accountant
   d)    Other custodianship              Safekeeping of Account
                                          Assets
   e)    Administrative servicing         Fidelity Investments Life
         agent                            (Prospectus); The Variable
                                          Account
                                          (Prospectus)
   f)    Depositor as principal           Not Applicable
         underwriter
Item 19. Purchase of Securities Being
         Offered
   a)    Manner of Offering               Distribution of the
                                          Contracts; Selling the
                                          Contracts (Prospectus)
   b)    Sales load                       Withdrawal Charge
                                          (Prospectus)

Item 20. Underwriters
   a)    Depositor or affiliate as        Selling the Contracts
         principal underwriter            (Prospectus)
   b)    Continuous offering              Distribution of Contracts
   c)    Underwriting commissions         Not Applicable
   d)    Payments to underwriter          Not Applicable
Item 21. Calculation of Performance Data  Performance
Item 22. Annuity Payments                 Fixed Annuity Income
                                          Payments; Variable
                                          Annuity Income Payments;
                                          Unavailability of
                                          Annuity Income Payments
                                          in Certain Circumstances

Item 23. Financial Statements
   a)    Registrant                       Financial Statements
   b)    Depositor                        Financial Statements

PROSPECTUS

FIDELITY RETIREMENT RESERVES

INTRODUCTION

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," or "us"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under
Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

INVESTMENT OPTIONS

You may direct your money to one or more of twenty-eight Subaccounts of Fidelity Investments Variable Annuity Account I (the "Variable
Account"). You may also direct part or all of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

The variable Subaccounts invest in the mutual fund portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") manages each of the Fidelity Funds.

The variable Subaccounts also invest in the portfolios of other mutual
funds managed by MORGAN    STANLEY     ASSET MANAGEMENT ("MORGAN
   STANLEY    "), PILGRIM BAXTER & ASSOCIATES, LTD. or PILGRIM BAXTER
VALUE INVESTORS, INC. ("PBHG"), STRONG CAPITAL MANAGEMENT, INC.
("STRONG"), and    CREDIT SUISSE ASSET MANAGEMENT, LLC for the WARBURG
PINCUS TRUST PORTFOLIOS     ("WARBURG PINCUS") ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds."

We may add additional Subaccounts and portfolios in the future. We credit interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.

LEGAL INFORMATION

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated
April 30,    2000    . The Statement of Additional Information is
incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 56.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY EITHER THE CURRENT PROSPECTUS FOR THE MONEY MARKET INVESTMENT OPTION OR THE PROSPECTUSES FOR ALL THE
INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:
Nationally 1-800-544-2442
Date: Ap   ril 30, 2000

PROSPECTUS CONTENTS

GLOSSARY                         9

Summary of the Contract          11

FACTS ABOUT FILI, THE
VARIABLE ACCOUNT AND THE FUNDS

Fidelity Investments Life        21

The Variable Account             21

The Funds                        21

FACTS ABOUT THE CONTRACT

Purchase of a Contract           29

Free Look Privilege              29

Investment Allocation of Your    29
Purchase Payments

Trading Among Variable           29
Subaccounts

Accumulation Units               30

Withdrawals                      30

Signature Guarantee              31

Charges                          31

Death Benefit                    32

Required Distributions Upon      32
Death

Annuity Date                     33

Selection of Annuity Income      33
Options

Fixed, Variable, or              34
Combination Annuity Income
Options

Types of Annuity Income          34
Options

Reports to Owners                34

THE FIXED ACCOUNT

The Fixed Account                34

MORE ABOUT THE CONTRACT

Tax Considerations               35

Other Contract Provisions        36

Selling the Contracts            37

Automatic Deduction Plan         37

Special Provisions For           37
Sponsored Arrangements

Dollar Cost Averaging            37

Automatic Rebalancing            37

Postponement of Payment          37

MORE ABOUT THE VARIABLE
ACCOUNT AND THE FUNDS

Changes in Investment Options    38

Total Return for a Subaccount    38

Voting Rights                    38

Resolving Material Conflicts     38

Performance                      38

Litigation                       39

Appendix A: Accumulation Units   40

Table of Contents of the         57
Statement of Additional
Information

GLOSSARY

ACCUMULATION UNIT - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

ANNUITANT - The person designated by the Contract Owner, upon whose life annuity payments are based.

ANNUITY CONTRACT OR CONTRACT - A Contract designed to provide an
Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

ANNUITY DATE - The date when annuity payments begin.

ANNUITY UNIT - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

BENEFICIARY OR BENEFICIARIES - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

CASH SURRENDER VALUE - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - The same day and month as the Contract Date in each later year.

CONTRACT DATE - The date your Contract becomes effective. It will be stated in your Contract.

CONTRACT OWNER(S) OR YOU - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.

CONTRACT VALUE - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

CONTRACT YEAR - A year that starts on the Contract Date or on a Contract Anniversary.

DEATH BENEFIT - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

FIXED ACCOUNT - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

INVESTMENT OPTIONS - The Subaccounts.

IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract.

QUALIFIED CONTRACT - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

TOTAL RETURN - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

       TRADING AMONG VARIABLE SUBACCOUNTS    - Transfers of amounts
among the investment options.

VALUATION PERIOD - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.
VARIABLE ACCOUNT - Fidelity Investments Variable Annuity Account I.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT

PURPOSE

(small solid bullet) This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

(small solid bullet) The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.

(small solid bullet) There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

(small solid bullet) The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account." We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.

(small solid bullet) We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a NON-QUALIFIED basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities, or IRAs; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

NON-QUALIFIED CONTRACT

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. You may also make additions to a Non-qualified Contract before annuity payments begin (the "Annuity Date"). Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

QUALIFIED CONTRACT

We require an initial minimum of $10,000 to purchase a Qualified
Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

INVESTMENT OPTIONS

Your may direct your money to the Subaccounts of the Variable Account and/or to the Fixed Account. MONEY ALLOCATED TO THE VARIABLE ACCOUNT WILL BE INVESTED IN THE MONEY MARKET SUBACCOUNT UNTIL THE END OF THE
"FREE LOOK" PERIOD, WHICH IS GENERALLY 1   5 CALEND    AR DAYS AFTER
WE MAIL THE CONTRACT TO YOU. See INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS on page 28.

There are currently twenty-eight    variable     Subaccounts available
as investment options.

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund
II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.

(small solid bullet)    Four     Subaccounts invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities
Portfolio    and Mid Cap Portfolio    .

(small solid bullet) The remaining    Subaccounts     invest in shares
of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong, or Warburg Pincus.

Fidelity Investments Life credits interest on amounts allocated to the Fixed Account at interest rates that vary from time to time.

   WITHDRAWALS

   You may withdraw all or part of your Contract's Cash Surrender
Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

   The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See TAX
CONSIDERATIONS on page 34.

ANNUITY INCOME OPTIONS

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See TYPES OF ANNUITY INCOME OPTIONS on page 33. You may choose any of these annuity income options to be paid on (1) a FIXED basis, (2) a VARIABLE basis, or (3) a COMBINATION of both. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page 33.

(small solid bullet) If you elect a FIXED income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

(small solid bullet) If you elect a VARIABLE income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

(small solid bullet) If you elect a COMBINATION OF FIXED AND VARIABLE income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

DEATH BENEFIT

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See DEATH BENEFIT on page 31. In the event that any Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See REQUIRED DISTRIBUTIONS UPON DEATH on page 31.

CHARGES

   W    e assess the following charges.

(1) ANNUAL MAINTENANCE CHARGE. This charge is currently set at $30 per
year and    is     guaranteed not to exceed $50 per year.

(small solid bullet) Before the Annuity Date, we deduct this charge from your Contract Value.

(small solid bullet) After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.

(small solid bullet) We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity.

(2) DAILY ADMINISTRATIVE CHARGE. We also make a daily charge
(equivalent to an effective annual rate of    0    .05%) against the
assets of each variable Subaccount for administrative expenses.

(3) MORTALITY AND EXPENSE RISK CHARGE. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

ADDITIONAL MORTALITY RISK CHARGE. We offer the Owner the opportunity
to elect a Death Benefit Rider at the    time     of purchase. If the
Owner elects the Rider, we will deduct a mortality charge once each
quarter. The amount of the charge for each quarter will    be
0.   05    % of the Contract Value on the date of the quarterly
charge. There will be no charges made once the Annuitant reaches their 85th birthday.

(4) PREMIUM TAXES. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes. See CHARGES on page 31.

(5) FUNDS' EXPENSES. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

For further information see CHARGES on page 31.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 10    calendar
    days after you receive the Contract. We will refund your purchase payment or, if greater, your Contract Value plus any amount deducted from your payment prior to allocation to the Variable Subaccounts or the Fixed Account. When you are replacing an existing insurance product with the Contract, the free look period will be extended to at
least 20    calendar     days. This provision may vary by state. See
FREE LOOK PRIVILEGE on page 29.

IMPORTANT

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The
Contract constitutes the entire agreement between you and us and should be retained.

Following are the various investment options available to you under the Contract.

FIDELITY RETIREMENT RESERVES

Guaranteed Account   Company         Variable Account

Guaranteed Interest  Fidelity        Asset Manager Portfolio

                                     Money Market Portfolio

                                     Investment Grade Bond Portfolio

                                     Equity-Income Portfolio

                                     Growth Portfolio

                                     High Income Portfolio

                                     Overseas Portfolio

                                     Index 500 Portfolio

                                     Asset Manager: Growth Portfolio

                                     Contrafund Portfolio

                                     Growth Opportunities Portfolio

                                     Balanced Portfolio

                                     Growth & Income Portfolio

                                     Mid Cap Portfolio

                     Morgan Stanley  Emerging Markets Debt Portfolio
                                     Emerging Markets Equity
                                     Portfolio

                                     Global Equity Portfolio

                                     International Magnum Portfolio

                     PBHG            Select 20 Portfolio

                                     Growth II Portfolio

                                     Select Value Portfolio

                                     Small Cap Value Portfolio

                                     Technology & Communications
                                     Portfolio

                     Strong          Mid Cap Growth Fund II
                                     Portfolio

                                     Opportunity Fund II Portfolio

                     Warburg Pincus  International Equity Portfolio

                                     Global Post-Venture Capital
                                     Portfolio

                                     Small Company Growth Portfolio


FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or federal income tax expenses that are determined solely from the amount of premiums received. We generally deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any federal income tax expense. See CHARGES on page 31 of the prospectus for additional information.

CONTRACT OWNER EXPENSES

(as a percentage of purchase
payments)

Sales Charge Imposed on          0.00%
Purchases

Maximum Contingent Deferred      5.00%
Sales ChargeA

Surrender Charge                 0.00%

Exchange Fee                     0.00%

Annual Maintenance ChargeB      $ 30.00

Separate Account Annual
Expenses (as a percentage of
average account value)

Mortality and Expense Risk       0.75%
Charge

Account Fees and Expenses:

  Administrative Charge          0.05%

Total Separate Account Annual    0.80%
Expenses

A    CONTRACTS ISSUED ON OR AFTER SEPTEMBER 13, 1999 DO NOT HAVE A
CONTINGENT DEFERRED SALES CHARGE. CONTRACTS ISSUED PRIOR TO APRIL 30, 1995 NO LONGER HAVE A CONTINGENT DEFERRED SALES CHARGE. CONTRACTS ISSUED BETWEEN APRIL 30, 1995 AND SEPTEMBER 10, 1999 NO LONGER HAVE A CONTINGENT DEFERRED SALES CHARGE ON THEIR NEXT CONTRACT ANNIVERSARY
FOLLOWING SEPTEMBER 29, 1999.     THE MAXIM   UM CONTINGENT DEFERRED
SALES CHARGE DECREAS    ES 1% EACH YEAR SO THERE IS NO CHARGE AFTER 5
YEARS. EACH YEAR YOU MAY WITHDRAW UP TO 10% OF TOTAL PURCHASE PAYMENTS WITHOUT A CONTINGENT DEFERRED SALES CHARGE. WE BASE THE CONTINGENT DEFERRED SALES CHARGE SOLELY ON THE CONTRACT YEAR - ADDITIONAL PURCHASE PAYMENTS DO NOT CAUSE THE CONTINGENT DEFERRED SALES CHARGE PERCENTAGES TO START OVER. WE MAY REDUCE OR WAIVE THE CONTINGENT DEFERRED SALES CHARGE FOR CONTRACTS ISSUED UNDER CERTAIN SPONSORED ARRANGEMENTS.

B THE ANNUAL MAINTENANCE CHARGE IS A SINGLE $30 CHARGE EACH YEAR. WE DEDUCT THIS CHARGE PROPORTIONALLY FROM THE INVESTMENT OPTIONS IN USE AT THE TIME OF THE CHARGE. WE CURRENTLY WAIVE THE ANNUAL MAINTENANCE CHARGE FOR CONTRACTS WITH AT LEAST $25,000 OF ACCUMULATED PURCHASE PAYMENTS LESS ANY WITHDRAWALS. WE MAY REDUCE OR WAIVE THIS CHARGE FOR CONTRACTS ISSUED UNDER CERTAIN SPONSORED ARRANGEMENTS. IN THE EXAMPLES, THE ANNUAL MAINTENANCE CHARGE IS APPROXIMATED AS A 0.01% ANNUAL ASSET CHARGE BASED ON THE EXPERIENCE OF THE CONTRACTS.

PORTFOLIO ANNUAL EXPENSES

(as a percentage of Portfolio average net assets)

                                 Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

FIDELITYA

Asset Manager                     0.53%            0.09%           0.62%

Money Market                      0.18%            0.09%           0.27%

Investment Grade Bond             0.43%            0.11%           0.54%

High Income                       0.58%            0.11%           0.69%

Equity-Income                     0.48%            0.08%           0.56%

Index 500                         0.24%            0.04%           0.28%B

Growth                            0.58%            0.07%           0.65%

Overseas                          0.73%            0.14%           0.87%

Asset Manager: Growth             0.58%            0.12%           0.70%

Contrafund                        0.58%            0.07%           0.65%

Growth Opportunities              0.58%            0.10%           0.68%

Balanced                          0.43%            0.12%           0.55%

Growth & Income                   0.48%            0.11%           0.59%

Mid Cap                           0.57%            0.40%           0.97%

MORGAN STANLEY ASSET MANAGEMENT

Emerging Markets Debt             0.45%            0.98%           1.43%C

Emerging Markets Equity           0.42%            1.37%           1.79%C

Global Equity                     0.47%            0.68%           1.15%C

International Magnum              0.29%            0.87%           1.16%C

PBHG

Select 20                         0.85%            0.20%           1.05%D

Growth II                         0.85%            0.35%           1.20%D

Select Value*                     0.65%            0.30%           0.95%D

Small Cap Value                   0.91%            0.29%           1.20%D

Technology & Communications       0.85%            0.24%           1.09%D

STRONG

Mid Cap Growth Fund II            1.00%            0.15%           1.15%E

Opportunity Fund II               1.00%            0.14%           1.14%E

WARBURG PINCUS

International Equity              1.00%            0.32%           1.32%F

Global Post-Venture Capital**     1.07%            0.33%           1.40%F

Small Company Growth              0.90%            0.24%           1.14%F


   * PREVIOUSLY CALLED LARGE CAP VALUE.

   ** PREVIOUSLY CALLED POST-VENTURE CAPITAL.

   A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FIDELITY FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN FIDELITY FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF FUND EXPENSES. WITHOUT THESE REDUCTIONS, THE TOTAL OPERATING EXPENSES PRESENTED IN THE TABLE WOULD HAVE BEEN 0.57% FOR EQUITY-INCOME PORTFOLIO, 0.66% FOR GROWTH PORTFOLIO, 0.91% FOR OVERSEAS PORTFOLIO, 0.63% FOR ASSET MANAGER PORTFOLIO, 0.67% FOR CONTRAFUND PORTFOLIO, 0.70% FOR ASSET MANAGER: GROWTH PORTFOLIO, 0.68% FOR GROWTH OPPORTUNITIES PORTFOLIO, 0.55% FOR BALANCED PORTFOLIO, 0.59% FOR GROWTH AND INCOME PORTFOLIO, AND 3.34% FOR MID CAP PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES, AND TOTAL EXPENSES WOULD HAVE BEEN 0.24%,
0.   10    % AND 0.34%, RESPECTIVELY.

C MORGAN STANLEY ASSET    MANAGEMENT    , WITH RESPECT TO THE
PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS MANAGEMENT FEES AND AGREED TO REIMBURSE CERTAIN EXPENSES OF THE PORTFOLIO. MORGAN
STANLEY ASSET MANAGEMENT MAY    TERMINATE     THIS VOLUNTARY WAIVER
AND REIMBURSEMENT AT ANY TIME AT ITS SOLE DISCRETION. WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS FOLLOWS: EMERGING MARKETS
DEBT PORTFOLIO (0.80%, 0.98%,    1.78%); EMERGING MARKETS EQUITY
PORTFOLIO (1.25%, 1.37%, 2.62%); GLOBAL EQUITY PORTFOLIO (0.80%,
0.68%, 1.48%); INTERNATIONAL MAGNUM PORTFOLI    O (0.80%, 0.87%,
1.67%).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET
ASSETS OF THE    SELECT     VALUE PORTFOLIO, THROUGH DECEMBER 31,
1999. TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO, EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME AFTER DECEMBER 31, 1999. ABSENT SUCH FEE WAIVERS/EXPENSE REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE SMALL CAP VALUE PORTFOLIO WOULD BE 1.00%
AND    1.29    %.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS. MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL EXPENSES FOR
OPPORTUNITY II AND MID    CAP     GROWTH FUND II ARE CALCULATED ON AN
ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR THROUGH THE
CURRENT QUARTER END. THE ADVISOR FOR    MID CAP GROWTH FUND II IS
ABSORBING EXPENSES OF 0.02%. WITHOUT THESE ABSORPTIONS THE EXPENSE RATIO WOULD HAVE BEEN 1.17%.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES FOR THE
INTERNATIONAL EQUITY,    GLOBAL     POST-VENTURE CAPITAL AND SMALL
COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL
YEAR ENDED DECEMBER 31, 199   9    , NET ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD
HAVE EQUALLED 0.3   2    %, 0.   33    % AND 0.24%; AND TOTAL ANNUAL
EXPENSES WOULD HAVE EQUALLED 1.3   2    %, 1.   58    % AND 1.14% FOR
THE INTERNATIONAL EQUITY,    GLOBAL     POST-VENTURE CAPITAL, AND
SMALL COMPANY GROWTH PORTFOLIOS, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY TIME.

EXAMPLES

If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses if you surrendered your Contract after the number of years indicated, or if you annuitized your Contract during the first year.


FIDELITY                         One year  Three Years  Five Years  Ten Years

Asset Manager                     $ 61      $ 75         $ 88        $ 171

Money Market                       58        64           70          132

Investment Grade Bond              61        73           84          162

High Income                        62        77           92          179

Equity-Income                      61        73           85          165

Growth                             62        76           90          175

Overseas                           64        83           101         199

Index 500                          58        65           70          133

Asset Manager: Growth              62        78           92          180

Contrafund                         62        76           90          175

Growth Opportunities               62        77           91          178

Balanced                           61        73           84          164

Growth & Income                    61        74           87          168

Mid Cap                            65        86           106         209

MORGAN STANLEY ASSET MANAGEMENT

Emerging Markets Debt              69        100          130         257

Emerging Markets Equity            73        110          148         293

Global Equity                      66        91           116         229

International Magnum               67        92           116         230

PBHG

Growth II                          67        93           118         234

Select Value*                      65        85           105         207

Select 20                          65        88           111         218

Small Cap Value                    67        93           118         234

Technology & Communications        66        90           113         222

STRONG

Mid Cap Growth Fund II             66        91           116         229

Opportunity Fund II                66        91           115         227

WARBURG PINCUS

International Equity               68        96           124         246

Global Post-Venture Capital**      69        99           128         254

Small Company Growth               66        91           115         227



If you do not surrender your Contract or if you annuitize after the first Contract year, here is what your total expenses would be on a $1,000 investment, assuming a 5% annual return on your assets.


FIDELITY                         One  Year  Three Years  Five Years  Ten Years

Asset Manager                     $ 15       $ 45         $ 78        $ 171

Money Market                       11         34           60          132

Investment Grade Bond              14         43           74          162

High Income                        15         47           82          179

Equity-Income                      14         43           75          165

Growth                             15         46           80          175

Overseas                           17         53           91          199

Index 500                          11         35           60          133

Asset Manager:  Growth             15         48           82          180

Contrafund                         15         46           80          175

Growth Opportunities               15         47           81          178

Balanced                           14         43           74          164

Growth & Income                    14         44           77          168

Mid Cap                            18         56           96          209

MORGAN STANLEY ASSET MANAGEMENT

Emerging Markets Debt              23         70           120         257

Emerging Markets Equity            26         81           138         293

Global Equity                      20         62           106         229

International Magnum               20         62           106         230

PBHG

Growth II                          20         63           108         234

Select Value*                      18         55           95          207

Select 20                          19         58           101         218

Small Cap Value                    20         63           108         234

Technology & Communications        19         60           103         222

STRONG

Mid Cap Growth Fund II             20         62           106         229

Opportunity Fund II                20         61           105         227

WARBURG PINCUS

International Equity               22         67           114         246

Global Post-Venture Capital**      22         69           118         254

Small Company Growth               20         61           105         227



   * P    REVIOUSLY CALLED LARGE CAP VALUE.

** PREVIO   USLY CALLED POST-VENTURE CAPITAL.

(small solid bullet) The above figures illustrate the combined effect of all current charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
(small solid bullet) The Other Funds' annual expenses and these examples are based on data provided by the Other Funds. The company has no reason to doubt the accuracy or completeness of that data, but the company has not verified the Other Funds' figures. In preparing the Other Funds' expense table and examples above, the company has relied on the figures provided by the Other Funds.

FACTS ABOUT FIDELITY INVESTMENTS LIFE,
THE VARIABLE ACCOUNT, AND THE FUNDS

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are currently twenty-   nine     Subaccounts in the Variable
Account.    One of these Subaccounts, Strong Discovery Fund II
Portfolio, is no longer available as an investment option in the Contract and no money may be allocated to this Subaccount. On or about May 26, 2000, any Contract Values remaining in Strong Discovery Fund
II Portfolio will be exchanged to VIP III Mid Cap Portfolio.     Five
Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable
Insurance Products Fund II.    Four     Subaccounts invest exclusively
in shares of a specific portfolio of Fidelity Variable Insurance
Products Fund III.    The other 14 available     investment options
   are     offered by four different mutual fund investment advisers.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each is an open-end, diversified management investment company organized by Fidelity Management & Research Company. Each is the type of investment company commonly known as a series mutual fund. Each fund includes a number of individual mutual fund portfolios.

The investment objectives of the    Fidelity     Funds are described
below. There is, of course, no assurance that any portfolio will meet its investment objective.

VARIABLE INSURANCE PRODUCTS FUND

VIP MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE. Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

VIP HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE. High Income Portfolio seeks a high level of current income. Growth of capital may also be considered.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE. Equity-Income Portfolio seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.

VIP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE. Growth Portfolio seeks    to achiev    e capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that
this strategy often leads    to more volatile investments than the
market as a whol    e.

VIP OVERSEAS PORTFOLIO

INVESTMENT OBJECTIVE. Overseas Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

INVESTOR PROFILE AND RISK:

(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.

VARIABLE INSURANCE PRODUCTS FUND II

VIP II ASSET MANAGER PORTFOLIO

INVESTMENT OBJECTIVE. Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments, and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.

VIP II INVESTMENT GRADE BOND PORTFOLIO

Investment Objective. Investment Grade Bond Portfoli   o seeks as high
a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index.

VIP II INDEX 500 PORTFOLIO

INVESTMENT OBJECTIVE. Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

PRINCIPAL INVESTMENT STRATEGIES:

Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

(small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.

VIP II ASSET MANAGER: GROWTH PORTFOLIO

INVESTMENT OBJECTIVE. Asset Manager: Growth Portfolio seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.

VIP II CONTRAFUND PORTFOLIO

INVESTMENT OBJECTIVE. Contrafund Portfolio seeks l   ong-term
cap    ital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.

VARIABLE INSURANCE PRODUCTS FUND III

VIP III GROWTH & INCOME PORTFOLIO

INVESTMENT OBJECTIVE. Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.

VIP III GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE. Growth Opportunities Portfolio seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases and adverse issuer, political, regulatory, market, or economic developments.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market, or economic developments.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style.

VIP III BALANCED PORTFOLIO

INVESTMENT OBJECTIVE. Balanced Portfolio seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory, or economic developments.

INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.

VIP III MID CAP PORTFOLIO

   INVESTMENT OBJECTIVE. Mid Cap Portfolio seeks long-term growth of capital.

   PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet)    Investing primarily in common stocks.

(small solid bullet)    Investing at least 65% of total assets in
securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P Mid Cap
400).

(small solid bullet)    Potentially investing in companies with
smaller or larger market capitalizations.

(small solid bullet)    Investing in domestic and foreign issuers.

(small solid bullet)    Investing in either "growth" or "value" stocks
or both.

(small solid bullet)    Using fundamental analysis of each issuer's
financial condition and industry position and market and economic conditions to select investments.

   INVESTOR PROFILE.     The fund may be appropriate for investors
seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both.

MORGAN STANLEY    ASSET     MANAGEMENT

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(small solid bullet) APPROACH. Morgan Stanley    Asset     Management
seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using
macroeconomic and fundamental analysis,    Morgan     Stanley Asset
Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

(small solid bullet) PROCESS. Morgan Stanley    Asset     Management's
global allocation team analyzes the global economic environment and
its impact on emerging markets. Morgan Stanley    As    set Management
focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting
securities, Morgan Stanley Asset    Management     first examines
yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject
to any minimum credit rating standard.    Morgan     Stanley Asset
Management may   ,     when or if available, use hedging strategies,
including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers in emerging market countries.

(small solid bullet) APPROACH. Mor   gan Stanley Asset Management
seeks to maximize returns by investing in growth-oriented equity
securities in emerging markets. Mor    gan Stanley Asset Management's
investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and
managements with a    strong     shareholder value orientation.

(small solid bullet) PROCESS. Morgan Stanley Asset    Management's
    global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor
sentiment.    Morgan     Stanley Asset Management invests within
countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To
manage risk,    Morgan     Stanley Asset Management emphasizes
thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of issuers
throughout the world, including U.S. issuers   .

(small solid bullet)        APPROACH.    Morgan Stanley Asset
Management seeks to maintain a diversified portfolio of global equity
securities based on individual stock selection. Morgan Stan    ley
Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

(small solid bullet) PROCESS. Morgan Stanley    Asset Management
selects securities for investment from a universe of eligible issuers
consisting of approximately 3,200 companies in the Mor    gan Stanley
Capital International (MSCI) World Index. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley
Asset    Management     considers value criteria with an emphasis on
cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to
in-depth fundamental analysis. Morgan    Stanley     Asset Management
conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

(small solid bullet) APPROACH. Morgan Stanley A   sset Management
seeks to achieve superior long-term returns by creating a diversified
portfolio of undervalued international equity securities.     To
achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

(small solid bullet) PROCESS.    The Portfolio is managed using a
two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Morgan Stanley Asset Management's Asset Allocation Committee, which is made up of several of the Morgan Stanley Asset Management's most senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products, and management, typically meeting with each company's management, before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser")
opinion, have strong business    momentum    , earnings growth and
capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have
strong    business     momentum, earnings growth and capital
appreciation potential. These companies will generally have market capitalizations or annual revenues between $500 million and $10 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

SELECT VALUE PORTFOLIO (PREVIOUSLY CALLED LARGE CAP VALUE PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of no
   more     than 30 large capitalization companies that, in the
opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios.

(small solid bullet) The value securities in the Portfolio are
primarily common stocks,    but     may also include other equity
securities such as warrants and rights to purchase common stocks and
convertible securities.    The Portfolio holds a limited number of
stocks and the impact of the change in value (positive or negative) of
a single holding may be magn    ified.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index.

(small solid bullet) The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

(small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

(small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio, a non-   diversified
    Portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet)    Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio is concentrated which means it will invest 25% of more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

(small solid bullet)    The Portfolio offers investors significant
growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments.

(small solid bullet)    The Portfolio's holdings may range from
smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

(small solid bullet)    The Portfolio is non-diversified, which means
it its performance is dependent on the securities of a smaller number
of companies. As a result, the impact of a     change in value
(positive or negative) of a single holding may be magnified.

(small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

   STRONG

MID CAP GROWTH FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Mid Cap Growth Fund II seeks capital growth through investments in mid-sized companies.

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in mid-size companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and services; (e) effective research, product development, and marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting a majority of their business outside the United States.

(small solid bullet) The Portfolio i   nten    ds to invest
substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to    diversify     across
securities of issues located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in accounting methods.

GLOBAL POST-VENTURE CAPITAL PORTFOLIO (   PREVIOUSLY     CALLED
POST-VENTURE CAPITAL PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet)    The     Portfolio seeks long-term growth of
capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. and
   foreign     companies considered to be in their post-venture
capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) The    Portfolio     will invest in three
countries, including the U.S.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet) A portion of the Portfolio's assets may be invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and
special-situation companies. I   n addition to risks associated with
equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in
accounting methods. The Portfolio employs     aggressive strategies
and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As
of    December 31, 1999    , the Russell 2000 Index included companies
with market capitalizations between $17.8 million and $1.3 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or
services with a high unit-volume growth        rate.

(small solid bullet) The Portfolio may also invest in securities of emerging-growth companies, which can be either small- or
   medium    -sized companies that have passed their start up phase
and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

(small solid bullet) The Portfolio is non-diversified and may invest a greater portion of its assets in the securities of a smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small, start-up, and special-situation companies. The Portfolio may be subject to volatility resulting from its non-diversified status.

FUNDS' AVAILABILITY TO SEPARATE ACCOUNTS

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see RESOLVING MATERIAL CONFLICTS on page 46.

THE INVESTMENT ADVISERS

FIDELITY

The investment adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers
Act of 1940. Fidelity Management & Research Company (   FMR    ) is
the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related
support facilities. As o   f February 29, 2000, FMR managed over $829
billion in assets    . The portfolios of the Fidelity Funds, as part
of their operating expenses, pay an investment management fee to
   FMR    . These fees are part of the    Fidelity     Funds'
expenses. See the prospectuses for the    Fidelity     Funds for
discussions of the    Fidelity     Funds' expenses. Fidelity
Investments Money Managemen   t, Inc., a subsidiary of FMR, chooses
certain investments for some of the Fidelity Funds. Beginning January
1, 2001, FMR Co., Inc., a su    bsidiary of FMR, will also choose
certain investments for the Fidelity Funds. Foreign affiliates of FMR
may help choose investments for some of the    Fidelity     Funds. BT
is a wholly-owned subsidiary of Bankers Trust Corporation. BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

MORGAN STANLEY    ASSET     MANAGEMENT

   On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan
Stanley Asset Management. The investment Adviser for T    he Universal
Institutional Funds, Inc. is Morgan Stanley Asset Management, which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities,
asset management and credit services. Morgan    Stanley     Asset
Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as to employee benefit plans, endowment funds, foundations and other
institutional investors. Morgan Stanley    Asset     Management's
principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The
principal business address of the Adviser is 825    Duportail
    Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825
   Duportail     Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Trust is    Credit
Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management companies manage approximately $72 billion in the U.S. and $203 billion globally.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

(small solid bullet) Generally, you may purchase a QUALIFIED CONTRACT only in connection with a "rollover" of funds from a qualified plan, tax sheltered annuity, or IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See TAX CONSIDERATIONS on page 43.

(small solid bullet) To purchase a NON-QUALIFIED CONTRACT, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENTS

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

(small solid bullet) ADDITIONAL PAYMENTS TO CONTRACTS

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See AUTOMATIC DEDUCTION PLAN on page 45. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS on page 45.

You may make a telephone request to add an additional payment to the Contract from either your Fidelity Mutual Fund or Brokerage "Core"
Account. Additional payment requests by telephone are    currently
    limited to transfers coming from identical registrations.

You may make additional payments to a Qualified Contract of additional rollover contributions from a qualified plan, tax sheltered annuity, or IRA. See TAX CONSIDERATIONS on page 43. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See ACCUMULATION UNITS on page 39.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See THE FIXED ACCOUNT on page 43.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 1   0 calendar days
(or longer where required by applicable state insurance law), after you receive it (the "free look period"). When you are replacing an existing insurance product with the Contract, we will extend the free
look period to at least 20 calendar days (or long    er where required
by applicable state insurance law).

The entire portion of any net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount for the period we estimate or calculate your free look right to be in
existence, which is generally 15    calendar     days after the
Contract is mailed to you (25 days if you are replacing an existing insurance product). The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the
application or in any later instructions to us. If    your free look
period ends on a non-business day, the next business day will be used.

If you choose not to retain your Contract, return it to our Annuity Service Center within the free look period. Upon written instruction, we will cancel the Contract and refund promptly the greater of (1) your purchase payment without interest, or (2) your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Fixed Account. This provision does not apply to Contracts purchased by exchanging Fidelity Variable Annuity, as the exchange does not begin a new Contract date. This provision may vary by state where required by applicable state insurance law. If you are replacing an existing insurance product with the Contract and you choose not to retain your Contract, it is considered a surrender and
any gain since you first purchased your    original     Contract is
taxable.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

At the end of the Valuation Period in which your free look period expires (by our estimation or calculation), your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected investment options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Fixed Account
during any one Contract Year.    If your future payment allocation
instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity.

   TRADING     AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive exchange activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we reserve the right to limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of 12 per calendar year.


The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

(small solid bullet)        TRA   DING     BY TELEPHONE OR INTERNET

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete
exchanges in writing.    Multiple exchanges among the Subaccounts in a
single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation
statements immediately after you receive them and    notify the
Annuity Service Center promptly of any discrepancies as we will not be
responsible for resulting losses due to unit value ch    anges after
   10 calendar days from the mailing of the re    port.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF EXCHANGES AMONG VARIABLE
SUBACCOUNTS

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

(small solid bullet) FIXED ACCOUNT TRANSFERS

You may make transfers to and from the Fixed Account only with our consent. For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time. You may currently transfer amounts from the variable Subaccounts to the Fixed Account before the Annuity Date as often as you wish (with one exception described below) without charge.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the amount invested in the Fixed Account. When the maximum amount is less than $1000, we permit a transfer of up to $1000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer into the Fixed Account during the 12 months following a transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest
guarantee period, January 31,    2001    , the amount that may be
transferred for the month of February will be declared and will not be less than the minimums specified above. See THE FIXED ACCOUNT on page 44.

(small solid bullet) IMPORTANT

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page 45.

ACCUMULATION UNITS

When you allocate your purchase payments to a selected variable
Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See TOTAL RETURN FOR A SUBACCOUNT on page 49.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria: 1) withdrawals of $500 to $25,000 with no more than $25,000 dollars being withdrawn during a seven day period; 2) for Contracts that have had an address change in the last 30 days, the limit is $10,000; and 3) the check must be made payable to all registered Owners. You may request to have the money wired to your Fidelity Mutual Fund or Brokerage Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations.

Certain withdrawals, however, are subject to a penalty tax. See TAX CONSIDERATIONS on page 46. You may not make a partial withdrawal that, including the appropriate withdrawal charge, would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals (plus any applicable withdrawal charge) will be taken from all of your selected investment options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See POSTPONEMENT OF PAYMENT on page 48.

(small solid bullet) SYSTEMATIC WITHDRAWALS

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected investment options at the time of each withdrawal. The withdrawal charge may also apply to systematic withdrawals as set forth in the WITHDRAWAL CHARGE section on page 43. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Fidelity
Investments Life from fraud. Disbursement or free look requests must include a signature guarantee if any of the following situations apply:

1. Your Contract registration has changed within the last 30 days.

2. The requested amount is more than    $100    ,000.

3. The check is being mailed to a different address than the one on your Contract (record address).

4. The check is made payable to someone other than the Owner(s).

5. The address of record on the Contract has changed in the past 30 days and the request is for $10,000 or more.

6. The Proceeds are being wired to or from a Fidelity account with different Owner(s) than the annuity Contract.

7. In    any     other circumstances where we deem it necessary for
your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

CHARGES

The following are all the charges we make under your Contract.

1. PREMIUM TAXES. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the investment options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on non-qualified contracts. Currently, there is no tax imposed on qualified premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and daily administrative charge.

(small solid bullet) ANNUAL MAINTENANCE CHARGE. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

(small solid bullet) DAILY ADMINISTRATIVE CHARGE. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See DEATH BENEFIT on page 45.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

ADDITIONAL MORTALITY RISK CHARGE. We    offer     the Owner the
opportunity to elect a Death Benefit Rider at the time of the Contract purchase. If the Owner elects the Rider, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter
will    be     0.   05    % of the Contract Value on the date of the
quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

4. WITHDRAWAL CHARGE.    Contracts issued on or after September 13,
1999 do not have a withdrawal charge (i.e. a contingent deferred sales charge). Contracts issued prior to April 30, 1995 no longer have a withdrawal charge. Contracts issued between April 30, 1995 and September 10, 1999 no longer have a withdrawal charge on their next Contract Anniversary following September 29, 1999.

   The following discussion only applies to Contracts subject to a withdrawal charge as defined in the preceding paragraph. The withdrawal charge is assessed to compensate us for the expenses of selling and distributing the Contracts. In addition, we will impose a withdrawal charge for sales expenses on certain partial withdrawals during the first five Contract Years. We do not assess any withdrawal charge on the death of the Owner or Annuitant. We currently assess a withdrawal charge upon annuitization if the Contract has been in existence for less than one year.

Bearing this in mind, the Contract should be viewed as a long-term investment and insurance product. You may surrender the Contract without any withdrawal charges for thirty days after notification is mailed to you of any of the following events: (1) the renewal interest rate on any portion of your Contract Value allocated to the Fixed Account decreased by more than 1% from the expiring interest rate; (2) the maintenance charge is increased above the amount shown in the Contract at issue; or (3) the maintenance charge is imposed on your Contract as a result of a change in practice.

There is no withdrawal charge if you withdraw the value of your Contract in whole or in part after five Contract Years. In addition, during the first five Contract Years, no withdrawal charge is assessed against total withdrawals in each Contract Year of an amount up to 10% of your total purchase payments as of the date of withdrawal. For this purpose, "total purchase payments" refers to all purchase payments made less any amounts previously withdrawn that were subject to a withdrawal charge.

When a partial or full withdrawal is made within the first five
Contract Years, the amount of purchase payments withdrawn from your Contract Value (less any amount entitled to the 10% exception) will be subject to a withdrawal charge for sales expenses as follows:

Contract Year  Withdrawal Charge As
               Percentage of Amount of
               Purchase Payments Withdrawn

1              5%

2              4%

3              3%

4              2%

5              1%

6 and later    0%

For purposes of determining this withdrawal charge, we will consider any amount you withdraw in excess of amounts entitled to the 10% exception as a withdrawal of purchase payments until you have withdrawn an amount equal to all your payments. We will consider amounts withdrawn after an amount equal to your aggregate purchase payments has been withdrawn to be withdrawals of investment earnings and not subject to any withdrawal charge.

Additional purchase payments during the first five Contract Years will increase the dollar amount of the potential withdrawal charge by increasing the amount of payments that may be withdrawn while the withdrawal charge is in effect. Additional payments do not, however, cause the schedule of possible withdrawal charges to start over again. For example, if an additional payment is made during the fifth Contract Year and withdrawn later during that same year, it and all payments withdrawn that year will be subject to a 1% withdrawal charge. Additional payments after the fifth Contract Year will not be subject to any possible withdrawal charge.

Free withdrawals are not cumulative. For example, let us assume that you (1) make an initial purchase payment of $10,000; (2) make no withdrawals during the first Contract Year; (3) make no additional purchase payments; and (4) make a withdrawal of $1,500 in the second Contract Year. Given this example, $1,000 would be free from a withdrawal charge, but $500 would be subject to a withdrawal charge.

Under certain circumstances we may waive the withdrawal charge for certain Owners who have previously exchanged out of a Fidelity
Retirement Reserves Contract and have since purchased a Fidelity
Retirement Reserves Contract through a 1035 exchange.

In connection with a Contract purchased after May 1, 1990 by exchanging Fidelity Variable Annuity, we will determine the withdrawal charge as if (a) the new Contract had been purchased on the date the original Contract was purchased, and (b) any additional purchase payments made under the original Contract had been made under the new Contract on the same date they were actually made under the original Contract.

5. EXCHANGE CHARGE. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of 12 per calendar year.

6. FUNDS' EXPENSES. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. OTHER TAXES. We reserve the right to charge for certain taxes
(other than premium taxes) that we may have to pay. See FIDELITY
INVESTMENTS LIFE'S TAXES on page 49.

DEATH BENEFIT

If the annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated. If the Death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of (1) or (2) below, except as described in the
following sentence.    W    e provide the opportunity to purchase an
optional Death Benefit Rider at the ti   me of issuing the Contract.
This option is not available after the purchase of the Contract. There is a charge for the Death Benefit Rider as described on page . If elected, the Death Benefit will then be the greatest of (1), (2), or
(3) below.

1) The purchase payments made, less any partial withdrawals and any incurred taxes.

2) The Contract Value as of the end of the valuation period that proof of death is received by the Company at the Annuity Service Center.

3) The highest Contract Value on any Contract Anniversary before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company at the Annuity Service Center.

The Owner may elect to terminate the Death Benefit rider by providing advance written notice to the Company. Termination will be effective as of the date the next charge is scheduled after the Company receives such notice at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not
apply to B   enefi    ciaries designated by the Owner if (1) the
Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to
administer the Contracts to comply with    f    ederal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under TYPES OF ANNUITY INCOME OPTIONS on page 48.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

(small solid bullet) FIXED ANNUITY INCOME PAYMENTS

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

(small solid bullet) VARIABLE ANNUITY INCOME PAYMENTS

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

(small solid bullet) COMBINATION FIXED AND VARIABLE ANNUITY INCOME
PAYMENTS

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

(small solid bullet) IMPORTANT

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable
Subaccounts, however, are permitted subject to some limitations. See EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a FIXED, VARIABLE, or COMBINATION basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. LIFE ANNUITY. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. JOINT AND SURVIVOR ANNUITY. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant,
and during the lifetime of the survivor   , a designated second
person    . There are some limitations on the use of this option in
Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

(small solid bullet) You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and
monthly statements immediately after you receive them and    notify
the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

THE FIXED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT OPTION UNDER THE CONTRACTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED ACCOUNT OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THOSE ACTS, AND FIDELITY INVESTMENTS LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT OPTION. DISCLOSURES REGARDING THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

FACTS ABOUT THE FIXED ACCOUNT

(small solid bullet) As noted earlier, you may allocate purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account."

(small solid bullet) Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

(small solid bullet) We guarantee that funds held in the Fixed Account will accrue interest daily at an annual rate that will never be less than 3.0% (3.5% for most Contacts issued before May 1, 1997).

(small solid bullet) When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

(small solid bullet) For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.

(small solid bullet) The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See REPORTS TO OWNERS on page .

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax
advice you should consult a tax    a    dviser. Although the following
discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

QUALIFIED CONTRACTS

You may use the Contract as an Individual Retirement Annuity. Under
Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered annuity, or IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

IN ADDITION, QUALIFIED CONTRACTS WILL NOT ACCEPT ANY SUBSEQUENT
CONTRIBUTIONS OTHER THAN ADDITIONAL ROLLOVER CONTRIBUTIONS FROM A
QUALIFIED PLAN, TAX SHELTERED ANNUITY, OR IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

CONTRACT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your Contract until a DISTRIBUTION occurs.

(small solid bullet) A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an Annuity Income Option.

(small solid bullet) An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

(small solid bullet) Additionally, a transfer of a Non-qualified
Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

(small solid bullet) The taxable portion of a distribution is generally taxed as ordinary income.

(small solid bullet) TAXES ON SURRENDER OF CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For NON-QUALIFIED CONTRACTS, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For QUALIFIED CONTRACTS, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for BOTH QUALIFIED AND NON-QUALIFIED CONTRACTS, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

(small solid bullet) TAXES ON PARTIAL WITHDRAWALS

Partial withdrawals under a NON-QUALIFIED CONTRACT are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time, unreduced by the withdrawal charge, exceeds your payments.

Partial withdrawals under a QUALIFIED CONTRACT are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a QUALIFIED CONTRACT, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

(small solid bullet) TAXES ON INCOME PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For QUALIFIED CONTRACTS, the cost basis is generally zero and each annuity income payment is fully taxed.

(small solid bullet) 10% PENALTY TAX ON EARLY WITHDRAWALS OR
DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;
(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; and

(5) in the case of QUALIFIED CONTRACTS, distributions received from the rollover of the Contract into another qualified contract or IRA.

(small solid bullet) OTHER TAX INFORMATION

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

FIDELITY INVESTMENTS LIFE'S TAXES

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. OWNER. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. If there are two Owners, both Owners must provide any written authorizations.

2. BENEFICIARY. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. MISSTATEMENT OF AGE OR SEX. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. ASSIGNMENT. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See TAX CONSIDERATIONS on page . No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5. DIVIDENDS. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our parent company, will distribute the Contracts. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which
is a member of ACH (Automat   ed     Clearing House). The minimum
regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

(small solid bullet) REDUCTION OF CHARGES

We may reduce the annual maintenance charge and/or the withdrawal charge on Contracts offered to individuals under a sponsored arrangement. See CHARGES on page . We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether reduced sales or administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

(small solid bullet) REDUCTION OF MINIMUM PURCHASE PAYMENT
REQUIREMENTS

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts. Dollar cost averaging exchanges are allowed from one Source Account only and are not permitted to the Fixed Account. Dollar cost averaging will not be allowed in
conjunction with the Automatic Rebalanc   ing     feature described in
this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel dollar cost averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar cost averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the dollar cost averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your automatic rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

(small solid bullet) You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

POSTPONEMENT OF PAYMENT

(small solid bullet) In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

(small solid bullet) We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death.

(small solid bullet) However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

(small solid bullet) In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable
Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

PERFORMANCE

Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge or a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Subaccounts may also advertise YIELD. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.

(small solid bullet) The MONEY MARKET SUBACCOUNT may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND, HIGH INCOME and EMERGING MARKETS DEBT SUBACCOUNTS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Subaccount over a 30 day period.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

APPENDIX A

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information
Money Market Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         16.72   17.44                       57,437,711

1998                         15.98   16.72                       42,335,962

1997                         15.30   15.98                       28,256,730

1996                         14.66   15.30                       33,393,564

1995                         13.99   14.66                       26,268,846

1994                         13.55   13.99                       24,546,739

1993                         13.26   13.55                       10,961,418

1992                         12.89   13.26                       8,273,590

1991                         12.27   12.89                       6,461,782

1990                         11.48   12.27                       5,020,276

1989                         10.62   11.48                       1,449,116



High Income Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         27.53   29.53                       7,900,244

1998                         29.00   27.53                       9,274,597

1997                         24.89   29.00                       10,481,116

1996                         22.05   24.89                       9,856,952

1995                         18.47   22.05                       7,797,315

1994                         18.94   18.47                       5,106,950

1993                         15.88   18.94                       5,122,946

1992                         13.03   15.88                       2,624,011

1991                         9.73    13.03                       859,030

1990                         10.07   9.73                        356,960

1989                         10.63   10.07                       273,152



Equity-Income Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         43.62   46.01                       27,782,187

1998                         39.39   43.62                       34,627,026

1997                         31.05   39.39                       40,838,032

1996                         27.44   31.05                       43,073,117

1995                         20.52   27.44                       41,937,122

1994                         19.36   20.52                       30,415,281

1993                         16.54   19.36                       19,318,902

1992                         14.28   16.54                       8,648,323

1991                         10.98   14.28                       3,225,101

1990                         13.09   10.98                       1,391,751

1989                         11.27   13.09                       714,730



Growth Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         59.17   80.67                       26,896,697

1998                         42.76   59.17                       22,783,884

1997                         34.97   42.76                       23,048,124

1996                         30.80   34.97                       26,772,269

1995                         22.98   30.80                       23,019,869

1994                         23.22   22.98                       17,470,386

1993                         19.64   23.22                       12,073,224

1992                         18.15   19.64                       8,401,957

1991                         12.60   18.15                       4,162,470

1990                         14.42   12.60                       1,654,455

1989                         11.08   14.42                       434,747



Overseas Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         26.31   37.22                       9,883,063

1998                         23.52   26.31                       9,537,903

1997                         21.30   23.52                       10,512,524

1996                         19.00   21.30                       11,419,855

1995                         17.50   19.00                       9,560,376

1994                         17.37   17.50                       14,336,196

1993                         12.79   17.37                       8,857,429

1992                         14.47   12.79                       1,983,970

1991                         13.51   14.47                       1,413,997

1990                         13.89   13.51                       1,086,588

1989                         11.11   13.89                       160,830



Investment Grade Bond Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         20.24   19.87                       8,926,481

1998                         18.75   20.24                       11,642,575

1997                         17.36   18.75                       5,524,907

1996                         16.99   17.36                       4,615,384

1995                         14.63   16.99                       3,993,107

1994                         15.35   14.63                       3,151,087

1993                         13.98   15.35                       3,714,356

1992                         13.24   13.98                       2,651,021

1991                         11.48   13.24                       1,860,441

1990                         10.93   11.48                       486,509

1989                         10.01   10.93                       106,584



Asset Manager Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         28.30   31.19                       23,956,537

1998                         24.80   28.30                       27,415,335

1997                         20.76   24.80                       30,320,855

1996                         18.29   20.76                       33,062,627

1995                         15.80   18.29                       39,821,641

1994                         16.99   15.80                       56,621,559

1993                         14.18   16.99                       48,441,225

1992                         12.80   14.18                       22,395,511

1991                         10.55   12.80                       6,736,284

1990                         9.98    10.55                       1,376,582

1989*                        10.00   9.98                        223,855



* PERIOD FROM 9/1/92 TO 12/31/92

Index 500 Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         31.60   37.78                       32,433,379

1998                         24.83   31.60                       32,083,136

1997                         18.90   24.83                       28,695,264

1996                         15.54   18.90                       18,160,844

1995                         11.44   15.54                       7,333,800

1994                         11.44   11.44                       2,102,667

1993                         10.53   11.44                       1,509,615

1992*                        10.00   10.53                       637,942



* PERIOD FROM 9/1/92 TO 12/31/92

Asset Manager: Growth Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         20.93   23.93                       13,048,622

1998                         17.95   20.93                       14,675,155

1997                         14.50   17.95                       17,201,030

1996                         12.20   14.50                       12,261,937

1995*                        10.00   12.20                       4,035,434



* PERIOD FROM 1/3/95 (COMMENCEMENT OF OPERATIONS) TO 12/31/95

Contrafund Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         26.40   32.54                       55,465,802

1998                         20.47   26.40                       55,426,745

1997                         16.66   20.47                       57,789,065

1996                         13.87   16.66                       53,010,249

1995*                        10.00   13.87                       32,421,946



* PERIOD FROM 1/3/95 (COMMENCEMENT OF OPERATIONS) TO 12/31/95

Growth Opportunities Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         15.62   16.15                       18,899,900

1998                         12.63   15.62                       25,247,156

1997*                        10.00   12.63                       21,154,834



* PERIOD FROM 1/27/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Balanced Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         13.98   14.50                       6,804,534

1998                         11.98   13.98                       6,933,405

1997*                        10.00   11.98                       4,649,810



* PERIOD FROM 1/27/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Growth & Income Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         16.29   17.65                       29,319,255

1998                         12.68   16.29                       32,986,321

1997*                        10.00   12.68                       18,798,233



* PERIOD FROM 1/27/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Emerging Markets Debt Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         7.44    9.55                        345,928

1998                         10.48   7.44                        280,904

1997*                        10.00   10.48                       270,613



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Emerging Markets Equity Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         7.56    14.68                       4,154,981

1998                         10.05   7.56                        586,128

1997*                        10.00   10.05                       176,936



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Global Equity Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         11.54   11.92                       1,301,505

1998                         10.25   11.54                       1,504,399

1997*                        10.00   10.25                       214,479



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

International Magnum Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         10.65   13.23                       943,026

1998                         9.86    10.65                       998,415

1997*                        10.00   9.86                        126,071



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

PBHG Growth II Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         10.90   21.42                       5,516,793

1998                         10.15   10.90                       439,863

1997*                        10.00   10.15                       198,868



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

   Select     Value** Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         14.05   15.18                       2,204,343

1998                         10.27   14.05                       1,331,167

1997*                        10.00   10.27                       71,061



*  PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

** PREVIOUSLY CALLED    LARGE     CAP VALUE

Small Cap Value Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         11.48   13.20                       2,934,512

1998                         10.43   11.48                       3,428,665

1997*                        10.00   10.43                       760,923



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Select 20 Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         16.80   33.42                       19,184,426

1998                         10.42   16.80                       16,529,457

1997*                        10.00   10.42                       551,473



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Technology & Communications Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         12.94   42.93                       31,566,100

1998                         9.87    12.94                       1,929,033

1997*                        10.00   9.87                        746,784



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Mid Cap Growth Fund II Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         13.08   24.65                       9,194,563

1998                         10.25   13.08                       832,891

1997*                        10.00   10.25                       139,945



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Opportunity Fund II Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         11.43   15.29                       3,180,619

1998                         10.15   11.43                       2,219,038

1997*                        10.00   10.15                       277,353



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

International Equity Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         10.33   15.73                       1,244,582

1998                         9.89    10.33                       374,074

1997*                        10.00   9.89                        54,981



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

   Global     Post-Venture Capital** Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         10.83   17.57                       694,255

1998                         10.25   10.83                       588,128

1997*                        10.00   10.25                       120,198



*  PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

** PREVIOUSLY CALLED POST-   VENTURE     CAPITAL

Small Company Growth Subaccount


Accumulation Unit Value at          Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period                 End of Period               at  End of Period

1999                         9.82    16.47                       2,580,091

1998                         10.19   9.82                        1,848,787

1997*                        10.00   10.19                       596,845



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.

The financial statements of the Variable Account appear in the Statement of Additional Information.

TABLE OF CONTENTS

OF THE STATEMENT OF ADDITIONAL INFORMATION

Accumulation Units

Fixed Annuity Income Payments

Variable Annuity Income
Payments

Hypothetical Illustrations of
Annuity Income Payouts

General Information

Performance

Exchanges Among Subaccounts
After the Annuity Date

Unavailability of Annuity
Income Options in Certain
Circumstances

IRS Required Distributions

Safekeeping of Variable
Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements

Investment Company Act of 1940 File no. 811-5315
NRR-pro-0400
1.722610.101
INDIVIDUAL RETIREMENT ACCOUNT

DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 1306
Boston, MA 02104-9907

 Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

INVESTMENTS

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

DISTRIBUTIONS

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them.

10. To the extent they are included in taxable income, distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of payments over your life or life expectancy or the joint life expectancies of yourself and the second person designated by you.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

 (a) Distribution over your life or your life and the life of a second person designated by you;

 (b) Distribution over a period certain not to exceed your life expectancy or your life expectancy and that of a second person designated by you;

 (c) Single sum payment; or

 (d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

 (See Contract and Endorsement for a full description of these distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

 (a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects within a five
(5) year period to receive payments over his or her own life expectancy commencing at any date prior to the date you would have reached age 70 1/2; or

 (b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing within one (1) year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

20. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your
IRA) occur during the existence of your IRA, your account will be disqualified and the entire balance in your account will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

21. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the portion pledged will be treated as if distributed to you, and will be taxable to you as ordinary income and subject to the 10% penalty during the year in which you make such a pledge.

FINANCIAL INFORMATION

22. The value of your investment will depend on how you allocate funds between the Fixed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

23. As further described in the prospectus, the following are charges that the Company currently makes:

 (a) ADMINISTRATIVE CHARGE

  The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

  The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

 (b) MORTALITY AND EXPENSE RISK CHARGE

  The Company deducts a daily charge from the assets of the
subaccounts equivalent to an effective annual rate of 0.75%. This
charge is not made against the    Fixed     Account.

 (   c    ) PORTFOLIO EXPENSES

  The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES

STATEMENT OF ADDITIONAL INFORMATION

APRIL 30, 2000

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2000, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS              PAGE

Accumulation Units             48

Fixed Annuity Income Payments  48

Variable Annuity Income        48
Payments

Hypothetical Illustrations of  50
Annuity Income Payouts

General Information            54

Performance                    54

Exchanges Among Subaccounts    72
After the Annuity Date

Unavailability of Annuity      72
Income Options in Certain
Circumstances

IRS Required Distributions     72

Safekeeping of Variable        73
Account Assets

Distribution of the Contracts  73

State Regulation               73

Legal Matters                  73

Registration Statement         73

Independent Accountants        73

Financial Statements           73


ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting
(c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation
Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity
Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

VARIABLE ANNUITY INCOME PAYMENTS

If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.

The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the prospectus) depends upon the Net Investment Factor for the subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.

To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the subaccounts that are selected. Using an Assumed Investment Rate of
3.5%, the initial monthly income amount is $28   1.    50. The
investment selection is 50% in Portfolio A and 50% in Portfolio B.

At Annuitization                           Portfolio A  Portfolio B

(a)               Initial Monthly Annuity  $ 140.75     $ 140.75
                  Income Payment

(b)               Annuity Unit Value        1.23456      1.32465

(c)               Income in Units           114.008      106.254

The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative, rather you need to look at:

             # Annuity Units  X  Annuity Unit Value  =  Annuity Income Payment

Portfolio A   114.008             1.23456                140.75

Portfolio B   106.254             1.32465                140.75

                                                        $ 281.50


Assume that during the next month, the investment results for each subaccount are:

                                    Portfolio A  Portfolio B

(d)  Actual Net Investment Results   .4074%       .1652%

(e)  Assumed Investment Results      .2871%       .2871%

(f)  Relative Performance Factor     1.00120      .99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge (0.80% on an annual basis) and the charge for investment advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. The formula for calculating the Relative Performance
Factor is    (    1+ (d)   )     divided by    (    1 + (e)).

Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.

The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).

                                   Portfolio A  Portfolio B

(b)  Annuity Unit Value (prior)     1.23456      1.32465

(f)  Relative Performance Factor    1.00120      .99878

(g)  Annuity Unit Value (current)   1.23604      1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.

                                   Portfolio A  Portfolio B

(c)  Monthly Income in Units        114.008      106.254

(g)  Annuity Unit Value (current)   1.23604      1.32303

(h)  Monthly Income (in dollars)   $ 140.92     $ 140.58

Note that the Annuity Unit Value and the Monthly Income for the
Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income
payment would be the sum for each Subaccount, or $28   1    .50.

To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:

                                    Portfolio A  Portfolio B

(i)  Actual Net Investment Results   15.50%       -13.00%

(e)  Assumed Investment Results      .2871%       .2871%

(j)  Relative Performance Factor     1.15169      .86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):

                                   Portfolio A  Portfolio B

(g)  Annuity Unit Value (prior)     1.23604      1.32303

(j)  Relative Performance Factor    1.15169      .86751

(k)  Annuity Unit Value (current)   1.42353      1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:

                                   Portfolio A  Portfolio B

(c)  Income in Units                114.008      106.254

(k)  Annuity Unit Value (current)   1.42353      1.14774

(h)  Monthly Income (in dollars)   $ 162.29     $ 121.95

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the
Portfolio B portion. The third monthly annuity income payment would be
the sum for each subaccount, or $   284.24    .

An illustration of annuity income payments under various rates appears in the tables on pages 83 and 85. The monthly equivalents of the
annual net returns of -1.7   1    %, 3.50%, 4.1   8    %,
6.1   5    %, 8.   12    % and 10.0   8    % shown in the tables are
-0.1   4    %, 0.29%, 0.34%, 0.50%, 0.65% and 0.80%.

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of
0%, 5.3   0    %, 6%, 8%, 10% and 12%. The values would be different
from those shown if the returns averaged 0%, 5.3   0    %, 6%, 8%, 10%
or 12% but fluctuated over and under those averages throughout the years.

The tables reflect the fact that the Total Return of the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating
expenses which are assumed to be at an annual rate of 0.9   2    % of
the average daily net assets of the selected portfolios. This
0.9   2    % figure consists of assumed management fees of
0.   63    % and assumed operating expenses of 0.   2    9%, figures
based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with
your Contract may be more or less than 0.9   2    %, will vary from
year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."

The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and
administrative charges and the assumed 0.9   2    % for investment
management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is
not exactly 1.7   2    %.

Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the Subaccounts' Total Return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)

ANNUITANT: John Doe

GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000

DATE OF BIRTH: 2/1/   1935     STATE PREMIUM TAX: 0%

SEX: Male                DATE OF ILLUSTRATION:    2/1/2000

ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)

FREQUENCY OF ANNUITY
INCOME PAYMENTS:         Monthly payments with first payment the first
                         of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE
ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $3   90    .00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE,
NO MINIMUM DOLLAR AMOUNT IS GUARANTEED



  AMOUNT OF FIRST MONTHLY ANNUITY INCOME
  PAYMENT IN YEAR SHOWN ASSUMING A
  CONSTANT ANNUAL INVESTMENT RETURN OF:
  Gross:                                    0%     5.30%   6%    8%     10%     12%

PAYMENT YEAR  CALENDAR YEAR  AGE  Net(2):  -1.71%  3.50%  4.18%  6.15%  8.12%  10.08%

1             2000           65            282     282    282    282    282    282

2             2001           66            267     282    283    289    294    299

3             2002           67            254     282    285    296    307    318

4             2003           68            241     282    287    304    321    339

5             2004           69            229     282    289    311    335    360

10            2009           74            177     282    299    353    417    490

15            2014           79            137     282    309    401    519    667

20            2019           84            106     282    319    455    645    908



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)

ANNUITANT: John Doe

GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000

DATE OF BIRTH: 2/1/   1935     STATE PREMIUM TAX: 0%

SEX: Male  DATE OF ILLUSTRATION:    2/1/2000

ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:         Monthly payments with first payment the first
                         of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE
ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $3   90    .00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT
WILL NEVER BE LESS THAN $1   9    5.   0    0. THE MONTHLY GUARANTEED
PAYMENT OF $1   95    .   0    0 IS BEING PROVIDED BY THE $25,000
APPLIED UNDER THE FIXED ANNUITY OPTION.



  AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT
  IN YEAR SHOWN ASSUMING A CONSTANT ANNUAL
  INVESTMENT RETURN OF:
  Gross:                                    0%     5.30%    6%   8%     10%     12%

PAYMENT YEAR  CALENDAR YEAR  AGE  Net(2):  -1.71%  3.50%  4.18%  6.15%  8.12%  10.08%

1             2000           65            336     336    336    336    336    336

2             2001           66            329     336    337    339    342    345

3             2002           67            322     336    338    343    349    354

4             2003           68            316     336    339    347    355    364

5             2004           69            309     336    339    351    363    375

10            2009           74            283     336    344    372    404    440

15            2014           79            263     336    349    396    454    529

20            2019           84            248     336    354    423    518    649



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

GENERAL INFORMATION

We may advertise quotes of Contract Owners discussing Fidelity Retirement Reserves or services provided by Fidelity Investments Life. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assume a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as the U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the Contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax
credit which we will claim on our federal income tax filings.    Also,
we receive fees from the funds' Advisers for administrative services we provide.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"),
Donoghue's Money Market Institutional Averages    and other
indices    ; (2) other variable annuity separate accounts or other
investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The following tables below provide performance results for each
Subaccount through    December 31, 1999    . The performance
information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that
the Portfolios began operations,        and, for Portfolios in
existence for five years or more, for five years, assuming that the
Contract was surrendered December 31, 199   9    . For any Portfolio
in existence ten years or more, figures are shown for a ten year period. Life returns are also shown from the date that each Portfolio began in the separate account. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge of 0.80% (1% on an annual basis prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you surrender the Contract at the end of the period, the second column shows the average
annual total return if you do not surrender the Contract    (first and
second columns combined in table showing one year return)     and the
third column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.

   Table 1: Average Annual Total Return for Period Ending on December
31, 1999.

   (a) One Year Average Annual Total Return For Contracts Issued
o    n December 31, 1998:

Fidelity                      Return If Contract Continued  Return If Contract Continued
                              or Surrendered and            and Maintenance Charge Not
                              Maintenance Charge Applied    Applicable


Asset Manager                  10.19%                        10.20%

Money Market                   4.32%                         4.33%

Investment Grade Bond          (1.85)%                       (1.84)%

Equity-Income                  5.47%                         5.48%

Growth                         36.33%                        36.34%

High Income                    7.28%                         7.29%

Overseas                       41.48%                        41.49%

Index 500                      19.54%                        19.55%

Asset Manager: Growth          14.33%                        14.34%

Contrafund                     23.25%                        23.26%

Growth Opportunities           3.43%                         3.44%

Balanced                       3.70%                         3.71%

Growth & Income                8.28%                         8.29%

Mid Cap                        47.84%                        47.85%

Strong

Opportunity Fund II            33.82%                        33.83%

Mid Cap Growth Fund II         88.35%                        88.36%

Warburg Pincus

International Equity           52.20%                        52.21%

Small Company Growth           67.72%                        67.73%

Global Post-Venture Capital1   62.18%                        62.19%

PBHG

Growth II                      96.60%                        96.61%

Select Value2                  8.01%                         8.02%

Select 20                      99.00%                        99.01%

Small Cap Value                15.00%                        15.01%

Technology & Communications    231.70%                       231.71%

Morgan Stanley

Emerging Markets Equity        94.11%                        94.12%

Emerging Markets Debt          28.33%                        28.34%

Global Equity                  3.26%                         3.27%

International Magnum           24.18%                        24.19%



(b) Average Annual Total Return If Contract Issued at Commencement of
Portfolio    (which in most cases it was not):

Subaccount                    Portfolio's Start Date  Return If Contract Surrendered  Return If Contract  Continued
                                                                                      and Maintenance Charge Applied



Fidelity

Money Market                  4/1/82                   5.59%                           5.59%

High Income                   9/19/85                  9.74%                           9.74%

Equity-Income                 10/9/86                  12.62%                          12.62%

Growth                        10/9/86                  17.55%                          17.55%

Asset Manager                 9/6/89                   11.68%                          11.68%

Investment Grade Bond         12/5/88                  6.39%                           6.39%

Overseas                      1/28/87                  9.77%                           9.77%

Index 500                     8/27/92                  19.91%                          19.91%

Asset Manager: Growth         1/3/95                   18.95%                          18.95%

Contrafund                    1/3/95                   26.47%                          26.47%

Growth Opportunities          1/3/95                   20.29%                          20.29%

Balanced                      1/3/95                   12.33%                          12.33%

Growth & Income               12/31/96                 21.04%                          21.04%

Mid Cap                       12/28/98                 47.89%                          51.89%

Strong

Mid Cap

Growth Fund II                12/31/96                 45.33%                          45.64%

Opportunity Fund II           5/8/92                   19.84%                          19.84%

Warburg Pincus

International Equity          6/30/95                  13.62%                          13.77%

Global Post-Venture Capital1  9/30/96                  20.86%                          21.26%

Small Company Growth          6/30/95                  23.48%                          23.59%

PBHG

Select 20                     9/25/97                  66.62%                          67.31%

Growth II                     5/1/97                   34.90%                          35.58%

Select Value2                 10/28/97                 20.78%                          21.88%

Small Cap Value               10/28/97                 12.54%                          13.73%

Technology & Communications   5/1/97                   75.23%                          75.67%

Morgan Stanley

Emerging Markets Debt         6/16/97                  (4.64)%                         (3.62)%

Emerging Markets Equity       10/1/96                  11.00%                          11.49%

Global Equity                 1/2/97                   12.26%                          13.05%

International Magnum          1/2/97                   12.21%                          13.00%




Subaccount                    Return If Contract Continued
                              and Maintenance Charge Not
                              Applicable

Fidelity

Money Market                   5.67%

High Income                    9.81%

Equity-Income                  12.68%

Growth                         17.61%

Asset Manager                  11.72%

Investment Grade Bond          6.43%

Overseas                       9.83%

Index 500                      19.94%

Asset Manager: Growth          19.07%

Contrafund                     26.57%

Growth Opportunities           20.41%

Balanced                       12.47%

Growth & Income                21.50%

Mid Cap                        51.90%

Strong

Mid Cap

Growth Fund II                 45.66%

Opportunity Fund II            19.87%

Warburg Pincus

International Equity           13.78%

Global Post-Venture Capital1   21.28%

Small Company Growth           23.61%

PBHG

Select 20                      67.33%

Growth II                      35.60%

Select Value2                  21.90%

Small Cap Value                13.75%

Technology & Communications    75.69%

Morgan Stanley

Emerging Markets Debt          (3.60)%

Emerging Markets Equity        11.51%

Global Equity                  13.07%

International Magnum           13.02%


Average Annual Total Return From Date When Portfolio Began in Separate
Account.

Subaccount                    Date Portfolio Began In  Return If Contract Surrendered  Return If Contract  Continued
                              Separate Account                                         and Maintenance Charge Applied



Fidelity

Asset Manager                 10/4/89                   11.71%                          11.71%

Index 500                     9/1/92                    19.85%                          19.85%

Asset Manager:Growth          1/9/95                    19.04%                          19.15%

Contrafund                    1/9/95                    26.65%                          26.74%

Growth Opportunities          1/3/95                    20.29%                          20.40%

Balanced                      1/3/95                    12.33%                          12.46%

Growth & Income               12/31/96                  21.04%                          21.49%

Strong

Mid Cap Growth Fund II        11/24/97                  52.70%                          53.60%

Opportunity Fund II           11/24/97                  21.24%                          22.40%

Warburg Pincus

International Equity          11/24/97                  22.89%                          24.03%

Global Post-Venture Capital1  11/24/97                  29.68%                          30.75%

Small Company Growth          11/24/97                  25.68%                          26.79%

PBHG

Select 20                     11/24/97                  76.80%                          77.56%

Growth II                     11/24/97                  42.72%                          43.68%

Select Value2                 11/24/97                  20.80%                          21.95%

Small Cap Value               11/24/97                  12.87%                          14.11%

Technology & Communications   11/24/97                  99.36%                          100.02%

Morgan Stanley

Emerging Markets Debt         11/24/97                  (3.43)%                         (2.17)%

Emerging Markets Equity       11/24/97                  18.85%                          20.04%

Global Equity                 11/24/97                  7.37%                           8.69%

International Magnum          11/24/97                  12.99%                          14.23%




Subaccount                    Return If Contract Continued
                              and Maintenance Charge Not
                              Applicable

Fidelity

Asset Manager                  11.74%

Index 500                      19.87%

Asset Manager:Growth           19.16%

Contrafund                     26.75%

Growth Opportunities           20.41%

Balanced                       12.47%

Growth & Income                21.50%

Strong

Mid Cap Growth Fund II         53.61%

Opportunity Fund II            22.41%

Warburg Pincus

International Equity           24.04%

Global Post-Venture Capital1   30.76%

Small Company Growth           26.80%

PBHG

Select 20                      77.58%

Growth II                      43.70%

Select Value2                  21.97%

Small Cap Value                14.13%

Technology & Communications    100.04%

Morgan Stanley

Emerging Markets Debt          (2.16)%

Emerging Markets Equity        20.04%

Global Equity                  8.70%

International Magnum           14.25%


(c) Five Year Average Annual Total Return If Contract Issued on
December 31, 1994:


                       Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Fidelity

Asset Manager           14.56%                          14.56%                          14.57%

Money Market            4.50%                           4.50%                           4.51%

Investment Grade Bond   6.31%                           6.31%                           6.31%

Equity-Income           17.52%                          17.52%                          17.53%

Growth                  28.55%                          28.55%                          28.55%

High Income             9.84%                           9.84%                           9.85%

Overseas                16.29%                          16.29%                          16.30%

Index 500               26.99%                          26.99%                          26.99%

Strong

Opportunity Fund II     22.22%                          22.22%                          22.23%



(d) Ten Year Average Annual Total For Contracts Issued on December 31,
1989:


                       Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Money Market            4.24%                           4.24%                           4.27%

Investment Grade Bond   6.13%                           6.13%                           6.16%

High Income             11.33%                          11.33%                          11.36%

Equity-Income           13.36%                          13.36%                          13.40%

Growth                  18.76%                          18.76%                          18.79%

Overseas                10.33%                          10.33%                          10.36%

Asset Manager           12.04%                          12.04%                          12.07%



(The Separate Account inception date is 7/22/87.)

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the
Subaccounts from the date the Portfolios began operations,    from the
date each Portfolio began in the Separate Account    , and assuming
that the Contract was surrendered December 31, 199   9    . For any
Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are
shown for a ten year period.    One year cumulative total returns are
the same as the average annual total returns for the same period.
    The returns reflect the risk and administrative charge 0.80% on an annual basis (1% prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no
maintenance charge on these larger Contracts. The column   s     show
the cumulative total return if you surrender the Contract at the end of the period, if you do not surrender the Contract and if you do not surrender the Contract and no maintenance charge is applied to the Contract.

Table 2: Cumulative Total Return For Periods Beginning at Commencement
of Portfolios and Ending on    December 31, 1999    :

Subaccount                    Portfolio's Start Date  Return If Contract Surrendered  Return If Contract  Continued
                                                                                      and Maintenance Charge Applied



Fidelity

Money Market                  4/1/82                   163.06%                         163.06%

Asset Manager                 9/6/89                   212.98%                         212.98%

Investment Grade Bond         12/5/88                  98.88%                          98.88%

High Income                   9/19/85                  277.79%                         277.79%

Overseas                      1/28/87                  234.57%                         234.57%

Index 500                     8/27/92                  280.05%                         280.05%

Growth Opportunities          1/3/95                   151.72%                         152.72%

Balanced                      1/3/95                   78.76%                          79.76%

Equity Income                 10/9/86                  382.87%                         382.87%

Growth                        10/9/86                  751.98%                         751.98%

Contrafund                    1/3/95                   223.31%                         224.31%

Asset Manager: Growth         1/3/95                   138.00%                         139.00%

Growth & Income               12/31/96                 77.33%                          79.33%

Mid Cap                       12/28/98                 48.41%                          52.41%

Morgan Stanley

Emerging Markets Debt         6/16/97                  (11.39)%                        (8.96)%

Emerging Markets Equity       10/1/96                  40.38%                          42.38%

Global Equity                 1/2/97                   41.40%                          44.40%

International Magnum          1/2/97                   41.20%                          44.20%

PBHG

Growth II                     5/1/97                   122.30%                         125.30%

Select Value2                 10/28/97                 50.80%                          53.80%

Small Cap Value               10/28/97                 29.31%                          32.31%

Technology & Communications   5/1/97                   346.78%                         349.78%

Select 20                     9/25/97                  217.97%                         220.97%

Strong

Mid Cap Growth  Fund II       12/31/96                 206.92%                         208.92%

Opportunity Fund II           5/8/92                   299.94%                         299.94%

Warburg Pincus

International Equity          6/30/95                  77.86%                          78.86%

Global Post-Venture Capital1  9/30/96                  85.17%                          87.17%

Small Company Growth          6/30/95                  158.80%                         159.80%




Subaccount                    Return If Contract Continued
                              and Maintenance Charge Not
                              Applicable

Fidelity

Money Market                   166.45%

Asset Manager                  213.84%

Investment Grade Bond          99.47%

High Income                    280.84%

Overseas                       236.24%

Index 500                      280.27%

Growth Opportunities           152.83%

Balanced                       79.86%

Equity Income                  385.49%

Growth                         756.12%

Contrafund                     224.43%

Asset Manager: Growth          139.11%

Growth & Income                79.37%

Mid Cap                        52.42%

Morgan Stanley

Emerging Markets Debt          (8.91)%

Emerging Markets Equity        42.46%

Global Equity                  44.46%

International Magnum           44.27%

PBHG

Growth II                      125.38%

Select Value2                  53.84%

Small Cap Value                32.35%

Technology & Communications    349.90%

Select 20                      221.04%

Strong

Mid Cap Growth  Fund II        209.92%

Opportunity Fund II            300.21%

Warburg Pincus

International Equity           78.95%

Global Post-Venture Capital1   87.27%

Small Company Growth           159.90%


   Cumulative Total Return From Date When Portfolio Began in Separate
Account.

Subaccount                    Date Portfolio Began in  Return If Contract Surrendered  Return If Contract  Continued
                              Separate Account                                         and Maintenance Charge Applied


Fidelity

Money Market                  1/29/88                   72.99%                          72.99%

Asset Manager                 10/4/89                   211.19%                         211.19%

Investment Grade Bond         12/30/88                  98.01%                          98.01%

High Income                   2/29/88                   188.25%                         188.25%

Overseas                      2/10/88                   271.06%                         271.06%

Index 500                     9/1/92                    277.59%                         277.59%

Growth Opportunities          1/3/95                    151.72%                         152.72%

Balanced                      1/3/95                    78.76%                          79.76%

Equity Income                 2/10/88                   358.55%                         358.55%

Growth                        2/10/88                   704.49%                         704.49%

Contrafund                    1/9/95                    224.28%                         225.28%

Asset Manager: Growth         1/9/95                    138.24%                         139.24%

Growth & Income               12/31/96                  77.33%                          79.33%

Morgan Stanley

Emerging Markets Debt         11/24/97                  (7.08)%                         (4.51)%

Emerging Markets Equity       11/24/97                  43.77%                          46.77%

Global Equity                 11/24/97                  16.13%                          19.13%

International Magnum          11/24/97                  29.26%                          32.26%

PBHG

Growth II                     11/24/97                  111.17%                         114.17%

Select Value2                 11/24/97                  48.74%                          51.74%

Small Cap Value               11/24/97                  28.97%                          31.97%

Technology & Communications   11/24/97                  326.22%                         329.22%

Select 20                     11/24/97                  231.19%                         234.19%

Strong

Mid Cap Growth  Fund II       11/24/97                  143.41%                         146.41%

Opportunity Fund II           11/24/97                  50.55%                          52.92%

Warburg Pincus

International Equity          11/24/97                  54.28%                          57.26%

Global Post-Venture Capital1  11/24/97                  72.70%                          75.70%

Small Company Growth          11/24/97                  61.74%                          64.70%



Subaccount                    Return If Contract Continued
                              and Maintenance Charge Not
                              Applicable

Fidelity

Money Market                   73.71%

Asset Manager                  211.91%

Investment Grade Bond          98.57%

High Income                    189.57%

Overseas                       272.24%

Index 500                      277.82%

Growth Opportunities           152.83%

Balanced                       79.86%

Equity Income                  360.10%

Growth                         706.75%

Contrafund                     225.40%

Asset Manager: Growth          139.35%

Growth & Income                79.37%

Morgan Stanley

Emerging Markets Debt          (4.47)%

Emerging Markets Equity        46.79%

Global Equity                  19.16%

International Magnum           32.30%

PBHG

Growth II                      114.22%

Select Value2                  51.78%

Small Cap Value                32.00%

Technology & Communications    329.31%

Select 20                      234.25%

Strong

Mid Cap Growth  Fund II        146.47%

Opportunity Fund II            52.94%

Warburg Pincus

International Equity           57.26%

Global Post-Venture Capital1   75.70%

Small Company Growth           64.71%


(c) Cumulative Total Return For Five Year Period From 12/31/94 Through
12/31/99:

Subaccount             Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable


Asset Manager           97.35%                          97.35%                          97.42%

Money Market            24.64%                          24.64%                          24.69%

Investment Grade Bond   35.76%                          35.76%                          35.82%

Equity-Income           124.17%                         124.17%                         124.22%

Growth                  250.99%                         250.99%                         251.08%

High Income             59.87%                          59.87%                          59.93%

Overseas                112.70%                         112.70%                         112.76%

Index 500               230.21%                         230.21%                         230.27%

Strong

Opportunity Fund II     172.74%                         172.74%                         172.80%



(d) Cumulative Total Return For Ten Year Period From 12/31/89 Through
12/31/99:


                       Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Money Market            51.76%                          51.76%                          51.97%

High Income             192.80%                         192.80%                         193.26%

Equity-Income           251.15%                         251.15%                         251.51%

Growth                  459.09%                         459.09%                         459.47%

Overseas                167.77%                         167.77%                         168.04%

Investment Grade Bond   -81.60%                         81.60%                          81.85%



   1 Previously     called Warburg Pincus Post-Venture Capital.

   2 Previously     called PBHG    Large Cap     Value.

(The Separate Account inception date is 7/22/87.)

YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.

Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than
current yield. For the 7 day period ending on 12/31/9   9    , the
Money Market Subaccount had a current yield of 4.   88    % and an
effective yield of    5.00    %. For Contracts on which there is
currently no maintenance charge, the current yield would be
4.   89    % and the effective yield would be    5.01    %.

A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the
period. The 30 day yield for the period ending on 12/31/   99     was
   5.94    % for the Investment Grade Bond Subaccount,    10.13    %
for the High Income Subaccount and 1   3.43    % for the Emerging
Markets Debt Subaccount. For Contracts on which there is no
maintenance charge, the 30 day yield would be    5.95    % for the
Investment Grade Bond Subaccount,    10.14    % for the High Income
Subaccount and    13.44    % for the Emerging Markets Debt Subaccount.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the
   person entitled to the proceeds     as described in this section so
that the Contract qualifies as an annuity under the Internal Revenue
Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries or second Owners' entire interest is payable over the Beneficiary's or second Owners lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the Surviving Spouse of the deceased Owner, in which case the Spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to
discontinue offering the    C    ontracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J.
Pearlman, Senior Legal Counsel of    Fidelity Investments Life
Insurance Company    . Jorden Burt Boros Cicchetti Berenson & Johnson
LLP of Washington, D.C. has passed on matters relating to Federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The consolidated balance sheets of Fidelity Investments Life Insurance
Company and its subsidiary as of December 31, 199   9     and
199   8    , and the related consolidated statements of income and
comprehensive income, of stockholder's equity, and of cash flows for
each of the three years in the period ended December 31, 199   9    ,
and the statement of assets and liabilities of the Fidelity
Investments Variable Annuity Account I as of December 31, 199   9    ,
and the related statements of operations and o   f     changes in net
assets for the years ended December 31, 199   9     and 199   8
included in this registration statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Subsidiary of FMR Corp.)

 CONSOLIDATED FINANCIAL STATEMENTS

 FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Subsidiary of FMR Corp.)

 CONSOLIDATED FINANCIAL STATEMENTS
 for the years ended December 31, 1999, 1998 and 1997

                             Page(s)

Report of Independent        1
Accountants

Consolidated Balance Sheets  2

Consolidated Statements of   3
Income and Comprehensive
Income

Consolidated Statements of   4
Stockholder's Equity

Consolidated Statements of   5
Cash Flows

Notes to Consolidated        6-15
Financial Statements

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

January 25, 2000

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Subsidiary of FMR Corp.)

 CONSOLIDATED BALANCE SHEETS
 (in thousands, except share data)

 December 31, 1999 and 1998


ASSETS                         1999         1998

Investments:

Debt securities available for  $241,340     $221,087
sale

Common stocks                  -            4,067

Other investments              2,673        2,552

Policy loans                   143          170



Total investments              244,156      227,876



Cash and cash equivalents      8,736        18,681

Accrued investment income      4,668        3,814

Deferred policy acquisition    27,248       22,984
costs

Goodwill, net of accumulated
amortization of

$1,613 in 1999 and

$1,499 in 1998                 3,173        3,287

Other assets                   2,370        1,222

Net deferred tax asset         35,665       21,640

Separate account assets        15,122,142   10,835,950



Total assets                   $15,448,158  $11,135,454



LIABILITIES



Future contract and policy     $47,908      $50,918
benefits

Other liabilities and accrued  7,038        12,976
expenses

Federal and state income       10,558       10,128
taxes payable

Payable to parent and          3,265        5,900
affiliates

Separate account liabilities   15,122,151   10,835,168



Total liabilities              15,190,920   10,915,090



Commitments and contingencies
(Note 8)



STOCKHOLDER'S EQUITY



Common stock, par value $10
per share -

1,000,000 shares authorized;

300,000 shares issued and      3,000         3,000
outstanding

Additional paid-in capital     68,048       68,048

Accumulated other              (4,790)      3,469
comprehensive (loss) income

Retained earnings              190,980      145,847



Total stockholder's equity     257,238      220,364



Total liabilities and          $15,448,158  $11,135,454
stockholder's equity



The accompanying notes are an
integral part

of the consolidated financial
statements.


 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Subsidiary of FMR Corp.)

 CONSOLIDATED STATEMENTS OF INCOME
 AND COMPREHENSIVE INCOME
 (in thousands)

 for the years ended December 31, 1999, 1998 and 1997

                                 1999      1998      1997



Revenues:

Fees charged to contractholders  $104,900   $79,238  $73,553

Net investment income            15,153    13,498    12,509

Net realized (losses) gains      (378)     1,914     946

Premium revenue                  2,565     1,119     286

Other income                     -         -         263



                                 122,240   95,769    87,557



Benefits and expenses:

Underwriting, acquisition and
insurance

expenses (1)                     47,239    33,992    26,354

Contract and policy benefits
and

 expenses                        5,096     3,229     3,379



                                 52,335    37,221    29,733



Income before provision for      69,905    58,548    57,824
income taxes



Provision for income taxes       24,772    20,787    20,325



Net income                       45,133    37,761    37,499



Other comprehensive (loss)
income,

before tax:

Unrealized (losses) gains on
securities:

Unrealized holding (losses)
gains

arising during period            (13,315)  3,993     3,187

Less: reclassification
adjustment for

losses (gains) included

in net income                    378       (1,914)   (946)

Benefit (provision) for
income taxes

related to items of other

comprehensive (loss) income      4,678     (754)     (814)



Other comprehensive (loss)
income, net

of tax                           (8,259)   1,325     1,427



Comprehensive income             $36,874   $39,086   $38,926



(1) Includes affiliated party

transactions (Note 6)



The accompanying notes are an
integral

part of the consolidated
financial

statements.


 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Subsidiary of FMR Corp.)

 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
 (in thousands)

 for the years ended December 31, 1999, 1998 and 1997



                                       Accumulated

                           Additional  Other                    Total

                   Common  Paid-In     Comprehensive  Retained  Stockholder's

                   Stock   Capital     (Loss) Income  Earnings  Equity



Balance at

December 31,

1996               $3,000  $68,048     $717           $70,587   $142,352



Comprehensive

income: Net

income                                                37,499    37,499

Other

comprehensive

income                                 1,427                    1,427



Balance at

December 31, 1997  3,000   68,048      2,144          108,086   181,278



Comprehensive

income: Net

income                                                37,761    37,761

Other

comprehensive

income                                 1,325                     1,325



Balance at

December 31, 1998  3,000   68,048      3,469          145,847   220,364



Comprehensive

income: Net

income                                                45,133    45,133

Other

comprehensive

loss                                   (8,259)                  (8,259)



Balance at

December 31, 1999  $3,000  $68,048     $(4,790)       $190,980  $257,238



The accompanying

notes are an

integral part of

the consolidated

financial

statements.


 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Subsidiary of FMR Corp.)

 CONSOLIDATED STATEMENTS OF CASH FLOWS
 (in thousands)

 for the years ended December 31, 1999, 1998 and 1997


                                 1999       1998       1997



Cash flows from operating

activities:

Net income                       $45,133     $37,761   $37,499

Adjustments to reconcile net
income

to net cash provided

by operating activities:

Amortization of investment
discounts

and premiums                     971        1,065      1,110

Realized loss (gain) on          378        (1,914)    (946)
investments

Amortization of goodwill         114        114        114

Depreciation                     399        528        551

Change in deferred taxes         (9,348)    (5,107)    (4,991)

Addition to deferred policy

acquisition costs,

net of amortization              (4,264)    (4,893)    (1,224)

Changes in assets and
liabilities:

Accrued investment income        (854)      (287)      (798)

Transfer from separate accounts  791        696        120

Future contract and policy       (3,010)    (12,522)   (2,828)
benefits

Payable to parent and
affiliates,

net                              (2,635)    1,591      2,624

Federal and state income         430        10,128     (109)
taxes payable

Other assets and liabilities     (648)      2,199      806



Net cash provided by operating

activities                       27,457     29,359     31,928



Cash flows from investing

activities:

Purchase of investments          (115,124)  (102,640)  (178,474)

Proceeds from disposal of

investments                      84,531     81,204     148,758

Additions to fixed assets        (394)      (427)      (328)



Net cash used in investing

activities                       (30,987)   (21,863)   (30,044)

Cash flows from financing

activities:

(Decrease) increase in cash

overdraft                        (6,415)    6,415      -



Net cash (used in) provided by

financing activities             (6,415)    6,415      -



Net (decrease) increase in
cash and

cash equivalents                 (9,945)    13,911     1,884



Cash and cash equivalents:

Beginning of year                18,681     4,770      2,886



End of year                      $8,736     $18,681    $4,770



The accompanying notes are an
integral

part of the consolidated
financial

statements.

 1. Organization:

 The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (FILI),a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned insurance company operating exclusively in the State of New York (collectively, the "Company"). All intercompany transactions have been eliminated in consolidation.

 The Company issues variable deferred and immediate annuity contracts and is licensed in all states. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Annuity Accounts are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the Morgan Stanley Dean Witter Universal Funds, the PBHG Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds. The assets of the Variable Life Account I are invested in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II. The invested assets are reported at the net asset value of such portfolios.

 FILI and EFILI also offer a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years.

 2. Summary of Significant Accounting Policies:
 Basis of Presentation

 The accompanying consolidated financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

 Investments

 Investments in debt securities available for sale and Common stocks are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities and common stock are reported as other comprehensive income. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

 Other investments represent an investment in a limited liability corporation reported at fair value.

 Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates.
Consequently, it is impracticable to determine the fair value of policy loans.

 Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined by the specific identification method. Realized gains or losses on the Company's funds retained in the separate account are reflected in income.

 Cash and Cash Equivalents

 The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to fund long-term investments and to meet operating cash requirements were $7,478,000 and $15,050,000 at December 31, 1999 and 1998, respectively. Cash overdrafts included in other liabilities and accrued expenses were $6,415,000 at December 31, 1998.

 Separate Accounts

 Separate account assets represent funds held for the exclusive benefit ofvariable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. Differences between separate account assets and separate account liabilities represent Company funds due to (from) the separate accounts.

 Revenue Recognition

 Fees charged to contractholders include mortality and expense risk, administrative charges and surrender charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Premium revenues for term life insurance products are recognized as revenues over the premium-paying period.

 Future Contract and Policy Benefits

 Future contract and policy benefits are liabilities for fixed annuity and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future contract benefits for annuity products are computed using interest rates ranging from 3.5% to 7.8% and approximate the contractholder's account balance. The liabilities for future policy benefits for traditional life insurance products are computed using the natural reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

 Deferred Policy Acquisition Costs

 The costs of acquiring new business, principally first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with a contractual agreement as described in Note 6 and certain expenses for traditional life policy issue and underwriting have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits or expected future policy premiums.

 Income Taxes

 FILI files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.

 The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

 Goodwill

 Goodwill, representing the excess of FMR Corp.'s cost over the net assets of the Company at the date of acquisition, has been reflected in these financial statements net of certain identifiable tax benefits realized and is being amortized on a straight-line basis over 40 years.

 Fair Value of Financial Instruments

 Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values and methods used to estimate fair values of financial instruments are disclosed throughout the notes to consolidated financial statements.

 Use of Estimates

 The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates. Reclassifications

 Certain prior year balances have been reclassified to conform with current year presentation.

 New Accounting Pronouncements

 In 1999 the Company adopted Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance Related Assessments" (SOP No. 97-3). SOP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. The adoption of SOP No. 97-3 did not have a material impact on the results of operations or financial position.

 In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (Statement No. 133), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position. This statement is effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of adopting Statement No. 133.

3. Investments:

 The components of net investment income were as follows:

                            Years Ended December 31,

                            1999                      1998     1997

                            (in thousands)

 Debt securities            $14,670                   $13,095  $11,840

 Common stocks              211                       283      271

 Cash and cash equivalents  1,335                     960      529

 Other invested assets      199                       94       -

 Policy loans               11                        14       10

 Investment in separate

 Accounts                   40                        236      610

 Other                      31                        -        -

 Total investment income    16,497                    14,682   13,260

 Investment expenses        1,344                     1,184    751

 Net investment income      $15,153                   $13,498  $12,509




 Gross realized losses from the sale of common stocks were $269,000 in 1999. Gross realized gains and losses from the sale of debt securities were as follows:


                        Years Ended December 31,

                        1999                      1998    1997

                        (in thousands)

 Gross realized gains   $377                      $1,989  $1,030

 Gross realized losses  $486                      $ 75    $ 84

 The amortized cost and estimated fair value of debt securities, by type of issuer, and common stock were as follows:

                        December 31, 1999

                                           Gross       Gross       Estimated

                        Amortized          Unrealized  Unrealized  Fair

                        Cost               Gains       Losses      Value

                        (in thousands)

 U.S. Treasury

securities              $43,689            $ 75        $(1,059)    $ 42,705

 Corporate securities   196,338            101         (6,460)     189,979

 Loan-backed bonds and

 Structured securities  8,745              -           (89)        8,656

 Total debt securities  $248,772           $176        $(7,608)    $241,340

 Other investments      $ 2,756            -           $ (83)      $ 2,673

                        December 31, 1998

                                           Gross       Gross       Estimated

                        Amortized          Unrealized  Unrealized  Fair

                        Cost               Gains       Losses      Value

                        (in thousands)

 U.S. Treasury

 securities             $34,752            $2,271      $ (12)      $ 37,011

 Corporate securities   169,335            3,321        (168)      172,488

 Loan-backed bonds and

 Structured securities  11,334             254         -           11,588

 Total debt securities  $215,421           $5,846      $(180)      $221,087

 Common stock           $ 4,270            -           $(203)      $ 4,067

 Other investments      $ 2,593            -           $ (41)      $ 2,552

 The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                               Estimated

                               Amortized       Fair

                               Cost            Value

                               (in thousands)

 Due in 1 year or less         $ 15,068         $ 15,074

 Due after 1 year through 5     136,421         133,449
years

 Due after 5 years through 10  72,111          68,707
years

 Due after 10 years            16,427          15,455

 Subtotal                      240,027         232,685

 Loan-backed bonds and
structured

 securities                    8,745           8,655

                               $248,772        $241,340


 99% of debt securities are investment grade and there are no significant concentrations by issuer or by industry, other than U.S. Treasury securities.


4. Income Taxes

 The components of the provision for income taxes attributable to operations were as follows:

                       Years Ended December 31,

                       1999                      1998     1997

                       (in thousands)

 Current               $34,120                   $25,894  $25,316

 Deferred              (9,348)                   (5,107)  (4,991)

 Provision for income

 Taxes                 $24,772                   $20,787  $20,325

 Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets were as follows:

                                Years Ended December 31,

                                1999                      1998

                                (in thousands)

 Deferred income tax assets:

 Deferred policy acquisition    $21,170                   $16,406
costs

 Contractholder reserves        11,923                    7,448

 Unrealized loss (gain) on

 securities available for sale  2,725                     (1,953)

 Other, net                     (153)                     (261)



 Net deferred tax asset         $35,665                   $21,640



 Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

 FILI paid federal income taxes of $32,104,000, $14,781,000 and $25,314,000 in 1999, 1998 and 1997, respectively. State income and franchise taxes of $1,245,000, $640,000 and $884,000 were paid in 1999, 1998 and 1997, respectively.

 The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 1994 and thereafter. A refund to claim for additional dividends received deduction and foreign tax credit has been filed with the Internal Revenue Service for the tax years ended 1994 through 1998 and is under review. In management's opinion, adequate tax liabilities have been established for all years.

 The effective tax rates approximate the statutory federal income tax rates for the years ended 1999, 1998 and 1997.

 5. Stockholder's Equity and Dividend Restrictions:

 Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, the Company may pay dividends only from the profits arising from its business. No dividends are allowed that would impair surplus by more than 35% without prior notice to the Insurance Commissioner. No dividends have been paid or declared.

 Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                              Years Ended December 31,

                              1999                      1998      1997

                              (in thousands)

 Statutory net income         $ 40,549                  $ 26,690  $ 30,620

 Statutory capital stock and  $203,474                  $162,810  $136,356
surplus



6. Affiliated Company Transactions:

 The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc., Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA first-year sales compensation of $50 per deferred annuity contract and renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received. The Company also pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $17,252,000, $12,785,000 and $10,604,000 in 1999, 1998 and 1997, respectively.

 The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $1,338,000, $1,224,000 and $1,044,000 in 1999,
1998 and 1997, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.

 In 1998, the Company entered into an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $8,542,000 and $5,961,000 in 1999 and 1998, respectively, for such services.

 FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $423,000, $235,000, and $204,000 were charged to the Company in 1999, 1998 and 1997, respectively.

 FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,015,000, $708,000 and $621,000 in 1999,
1998 and 1997, respectively.

 The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,943,000, $3,229,000 and $424,000 in 1999, 1998 and 1997,
respectively.

7. Underwriting, Acquisition and Insurance Expenses:

 Underwriting, acquisition and insurance expenses were as follows:

                             Years Ended December 31,

                             1999                      1998     1997

                             (in thousands)

 Commissions, gross          $17,252                   $12,785  $10,604

 Capitalization of

 deferred policy

 acquisition costs           (6,699)                   (4,964)  (4,136)

 Amortization of

 deferred policy

 acquisition costs           2,435                     71       2,912

 Amortization of goodwill    114                       114      114

 Taxes, licenses and fees    1,373                     1,129    1,175

 General insurance expenses  32,764                    24,857   15,685



                             $47,239                   $33,992  $26,354

 Amortization of deferred policy acquisition costs is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. In 1999, 1998 and 1997, the Company adjusted amortization by $140,000, $(1,095,000) and $1,850,000, respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

8. Commitments and Contingencies:

 Reinsurance

 The Company reinsures certain of its life insurance products risks with other companies. The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

 The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. Premiums and deposits ceded under these reinsurance contracts were not material to the consolidated financial statements.

 The Company is contingently liable for claims reinsured that the assuming companies are unable to pay.

 Litigation

 The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity.

STATEMENT OF ASSETS AND LIABILITIES
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
ASSETS                         DECEMBER 31, 1999
Investments at current market
value:
 Variable Insurance Products
Fund (VIP)
  Money Market Portfolio -     $ 1,034,800,366
1,034,800,366 shares (cost $
1,034,800,366)
  High Income Portfolio -       261,740,986
23,142,439 shares (cost
$288,891,737)
  Equity-Income Portfolio -     1,368,732,781
53,237,370 shares (cost
$1,054,223,689)
  Growth Portfolio -            2,275,450,859
41,424,556 shares (cost
$1,404,711,711)
  Overseas Portfolio -          379,505,600
13,830,379 shares (cost
$268,791,864)
 Variable Insurance Products
Fund II (VIP II)
  Investment Grade Bond         197,380,314
Portfolio - 16,231,934
shares (cost $205,244,503)
  Asset Manager Portfolio -     801,919,715
42,952,315 shares (cost
$672,191,944)
  Index 500 Portfolio -         1,322,070,644
7,897,202 shares (cost
$886,207,820)
  Asset Manager: Growth         348,310,936
Portfolio - 18,950,541
shares (cost $277,009,021)
  Contrafund Portfolio -        1,914,069,592
65,662,765 shares (cost
$1,129,015,399)
 Variable Insurance Products
Fund III (VIP III)
  Balanced Portfolio -          123,711,592
7,731,974 shares (cost
$119,578,899)
  Growth & Income Portfolio -   588,502,063
34,017,460 shares (cost
$489,222,747)
  Growth Opportunities          327,459,619
Portfolio - 14,145,124
shares (cost $271,733,805)
 Morgan Stanley Dean Witter
Universal Funds (MSDWUF)
  Emerging Markets Equity       64,896,080
Portfolio - 4,665,426 shares
(cost $49,298,981)
  Emerging Markets Debt         3,407,039
Portfolio - 493,059 shares
(cost $4,397,335)
  Global Equity Portfolio -     16,214,474
1,258,888 shares (cost
$16,881,750)
  International Magnum          13,187,280
Portfolio - 949,408 shares
(cost $11,872,866)
 PBHG Insurance Series Funds
(PBHG)
  Growth II Portfolio -         124,988,707
5,422,504 shares (cost
$94,133,369)
  Small Cap Value Portfolio -   41,373,038
3,073,777 shares (cost
$36,356,515)
  Large Cap Value Portfolio -   36,317,922
2,390,910 shares (cost
$34,538,002)
  Technology & Communications   1,429,027,945
Portfolio - 31,059,073
shares (cost $748,929,141)
  Select 20 Portfolio -         677,661,395
20,723,590 shares (cost
$335,206,119)
 Strong Variable Insurance
Funds (SVIF)
  Discovery Fund II Portfolio   3,113,152
- - 273,563 shares (cost
$3,171,203)
  Mid Cap Growth Fund II        243,753,053
Portfolio - 8,026,113 shares
(cost $175,773,315)
  Opportunity Fund II           52,797,806
Portfolio - 2,031,466 shares
(cost $46,136,486)
 Warburg Pincus Trust (WPT)
  Small Company Growth          45,708,345
Portfolio - 1,744,593 shares
(cost $33,277,030)
  International Equity          20,215,143
Portfolio - 1,210,488 shares
(cost $17,014,360)
  Post-Venture Capital          12,722,297
Portfolio - 660,555 shares
(cost $9,178,217)
   Total Assets                $ 13,729,038,743
NET ASSETS COMPRISED OF:
 Variable Annuity Contracts    $ 12,871,054,665
 Annuity Reserves               857,994,081
 Payable to Variable Account    (10,003)
by Fidelity Investments Life
Insurance Company
NET ASSETS                     $ 13,729,038,743
STATEMENT OF OPERATIONS
For the years ended December 31, 1999 and 1998
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                               SUBACCOUNTS INVESTING IN:
                                                                         VIP -                         VIP -
                                VIP -                                    HIGH INCOME                   EQUITY-INCOME
                                MONEY MARKET
                               12/31/99                   12/31/98      12/31/99      12/31/98        12/31/99
INCOME:
Dividends                      $ 43,056,097               $ 32,096,882  $ 24,152,091  $ 23,805,612    $ 22,453,718
EXPENSES:
Mortality risk, expense risk    6,937,983                  4,901,964     2,238,473     2,633,630       12,300,342
and administrative charges
Net investment income (loss)    36,118,114                 27,194,918    21,913,618    21,171,982      10,153,376
Realized gain on sale of fund   0                          0             182,459       4,318,426       165,178,034
shares
Realized gain distributions     0                          0             902,883       15,126,483      49,634,534
Unrealized appreciation         0                          0             (4,017,281)   (57,719,667)    (148,832,159)
(depreciation)
Net increase (decrease) in     $ 36,118,114               $ 27,194,918  $ 18,981,679  $ (17,102,776)  $ 76,133,785
net assets from operations

                                               VIP -                         VIP -
                                               GROWTH                        OVERSEAS
                               12/31/98       12/31/99       12/31/98       12/31/99       12/31/98
INCOME:
Dividends                      $ 23,290,879   $ 2,554,613    $ 5,047,927    $ 3,847,399    $ 4,778,919
EXPENSES:
Mortality risk, expense risk    13,686,765     14,297,940     9,170,424      2,193,157      2,183,325
and administrative charges
Net investment income (loss)    9,604,114      (11,743,327)   (4,122,497)    1,654,242      2,595,594
Realized gain on sale of fund   104,830,108    43,006,924     40,388,245     8,152,274      9,228,055
shares
Realized gain distributions     82,888,133     160,621,295    132,043,151    6,205,483      14,085,236
Unrealized appreciation         (36,054,859)   380,135,317    204,627,266    87,545,263     (1,421,498)
(depreciation)
Net increase (decrease) in     $ 161,267,496  $ 572,020,209  $ 372,936,165  $ 103,557,262  $ 24,487,387
net assets from operations

                                VIP II -                                  VIP II -                       VIP II -
                                INVESTMENT  GRADE BOND                    ASSET MANAGER                  INDEX 500
                               12/31/99                 12/31/98         12/31/99        12/31/98       12/31/99
INCOME:
Dividends                      $ 10,063,980             $ 5,744,010      $ 26,505,755    $ 24,381,840   $ 10,770,676
EXPENSES:
Mortality risk, expense risk    1,936,261                   1,339,333     6,538,920       6,456,036      9,964,363
and administrative charges
Net investment income (loss)    8,127,719                 4,404,677       19,966,835      17,925,804     806,313
Realized gain on sale of fund   244,359                    2,547,932      25,832,009      16,078,991     85,020,408
shares
Realized gain distributions     3,157,327                 681,493         33,573,955      73,145,521     7,308,673
Unrealized appreciation         (16,237,106)               4,439,938      (2,415,965)     (3,584,516)    124,508,783
(depreciation)
Net increase (decrease) in     $ (4,707,701)               $ 12,074,040  $ 76,956,834    $ 103,565,800  $ 217,644,177
net assets from operations

                                               VIP II -                       VIP II -
                                               ASSET MANAGER:                 CONTRAFUND
                                               GROWTH
                               12/31/98       12/31/99         12/31/98      12/31/99       12/31/98
INCOME:
Dividends                      $ 9,035,234    $ 7,827,870      $ 6,481,674   $ 7,541,601    $ 8,346,877
EXPENSES:
Mortality risk, expense risk    7,372,193      2,746,761        2,605,407     13,984,571     10,705,399
and administrative charges
Net investment income (loss)    1,663,041      5,081,109        3,876,267     (6,442,970)    (2,358,522)
Realized gain on sale of fund   42,436,975     19,404,288       15,999,371    93,340,810     53,814,041
shares
Realized gain distributions     20,927,197     12,982,809       30,311,357    55,305,071     61,409,174
Unrealized appreciation         146,192,653    7,512,419        (1,663,981)   219,949,013    223,438,815
(depreciation)
Net increase (decrease) in     $ 211,219,866  $ 44,980,625     $ 48,523,014  $ 362,151,924  $ 336,303,508
net assets from operations

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                               SUBACCOUNTS INVESTING IN:
                                                                              VIP III -
                                VIP III -                                    GROWTH &
                               BALANCED                                       INCOME
                               12/31/99                        12/31/98      12/31/99                      12/31/98
INCOME:
Dividends                      $ 2,668,561                     $ 1,599,419   $ 3,801,304                   $ 0
EXPENSES:
Mortality risk, expense risk    1,086,080                       655,242       5,373,329                     3,314,273
and administrative charges
Net investment income (loss)    1,582,481                       944,177       (1,572,025)                   (3,314,273)
Realized gain on sale of fund   6,102,937                       3,178,661     71,504,723                    5,527,477
shares
Realized gain distributions     3,101,301                       2,443,558     7,602,607                     1,561,847
Unrealized appreciation         (6,374,709)                     6,090,310     (27,907,245)                  99,729,988
(depreciation)
Net increase (decrease) in     $ 4,412,010                     $ 12,656,706  $ 49,628,060                  $ 103,505,039
net assets from operations
                                    MSDWUF -   GLOBAL EQUITY                   MSDWUF -   INTERNATIONAL
                                                                             MAGNUM
                               12/31/99                        12/31/98      12/31/99                      12/31/98
INCOME:
Dividends                      $ 196,524                       $ 119,133     $ 87,571                      $ 38,795
EXPENSES:
Mortality risk, expense risk    141,042                            95,443     91,871                        69,283
and administrative charges
Net investment income (loss)    55,482                           23,690       (4,300)                       (30,488)
Realized gain on sale of fund   313,353                           275,615     31,185                        445,069
shares
Realized gain distributions     769,099                          107,863      56,501                        43,290
Unrealized appreciation         (647,744)                         (13,408)    2,474,219                     (1,107,058)
(depreciation)
Net increase (decrease) in     $ 490,190                          $ 393,760  $ 2,557,605                   $ (649,187)
net assets from operations

                                VIP III -                               MSDWUF -
                               GROWTH                                   EMERGING MARKETS
                                OPPORTUNITIES                           EQUITY
                               12/31/99                  12/31/98      12/31/99                       12/31/98
INCOME:
Dividends                      $ 4,157,611               $ 3,366,752   $ 6,296                        $ 24,349
EXPENSES:
Mortality risk, expense risk    3,214,105                 2,888,523     183,185                        31,210
and administrative charges
Net investment income (loss)    943,506                   478,229       (176,889)                      (6,861)
Realized gain on sale of fund   41,356,198                7,155,764     2,228,308                      198,635
shares
Realized gain distributions     7,772,926                 11,703,472    0                              0
Unrealized appreciation         (37,906,680)              56,119,613    16,923,324                     (1,271,839)
(depreciation)
Net increase (decrease) in     $ 12,165,950              $ 75,457,078  $ 18,974,743                   $ (1,080,065)
net assets from operations
                                    PBHG -   GROWTH II                   PBHG -   SMALL CAP   VALUE
                               12/31/99                  12/31/98      12/31/99                       12/31/98
INCOME:
Dividends                      $ 0                       $ 0           $ 0                            $ 6,754
EXPENSES:
Mortality risk, expense risk    200,218                   32,504        321,079                        225,695
and administrative charges
Net investment income (loss)    (200,218)                 (32,504)      (321,079)                      (218,941)
Realized gain on sale of fund   867,275                   225,669       2,287,120                      1,376,831
shares
Realized gain distributions     0                         0             0                              40,814
Unrealized appreciation         30,717,543                68,354        3,650,843                      1,169,066
(depreciation)
Net increase (decrease) in     $ 31,384,600              $ 261,519     $ 5,616,884                    $ 2,367,770
net assets from operations

                                MSDWUF -
                                EMERGING MARKETS
                                DEBT
                               12/31/99                       12/31/98
INCOME:
Dividends                      $ 409,018                      $ 245,208
EXPENSES:
Mortality risk, expense risk    21,575                         20,510
and administrative charges
Net investment income (loss)    387,443                        224,698
Realized gain on sale of fund   52,286                         31,585
shares
Realized gain distributions     0                              0
Unrealized appreciation         182,290                        (1,105,348)
(depreciation)
Net increase (decrease) in     $ 622,019                      $ (849,065)
net assets from operations
                                 PBHG -   LARGE CAP   VALUE
                               12/31/99                       12/31/98
INCOME:
Dividends                      $ 1,033                        $ 49,627
EXPENSES:
Mortality risk, expense risk    292,040                        54,157
and administrative charges
Net investment income (loss)    (291,007)                      (4,530)
Realized gain on sale of fund   2,987,992                      495,109
shares
Realized gain distributions     882,489                        104,635
Unrealized appreciation         (585,169)                      2,352,195
(depreciation)
Net increase (decrease) in     $ 2,994,305                    $ 2,947,409
net assets from operations

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                               SUBACCOUNTS INVESTING IN:
                                PBHG -  TECHNOLOGY &                        PBHG -   SELECT 20
                               COMMUNICATIONS
                               12/31/99                   12/31/98     12/31/99                  12/31/98
INCOME:
Dividends                      $ 0                        $ 2,529      $ 0                       $ 2,946
EXPENSES:
Mortality risk, expense risk    2,762,048                  114,064      3,174,141                 853,459
and administrative charges
Net investment income (loss)    (2,762,048)                 (111,535)   (3,174,141)                (850,513)
Realized gain on sale of fund   9,207,801                  501,364      36,793,079                4,426,860
shares
Realized gain distributions     0                          0            0                         0
Unrealized appreciation         676,031,390                4,097,815    287,462,086               54,862,065
(depreciation)
Net increase (decrease) in     $ 682,477,143              $ 4,487,644  $ 321,081,024             $ 58,438,412
net assets from operations

                                 SVIF -   DISCOVERY    FUND                SVIF -   MID CAP GROWTH
                               II                                        FUND II
                               12/31/99                      12/31/98    12/31/99                      12/31/98
INCOME:
Dividends                      $ 0                           $ 0         $ 0                           $ 27
EXPENSES:
Mortality risk, expense risk    18,633                        15,019      573,402                       51,977
and administrative charges
Net investment income (loss)    (18,633)                       (15,019)   (573,402)                      (51,950)
Realized gain on sale of fund   42,846                        29,945      1,320,568                     177,519
shares
Realized gain distributions     292,833                       23,062      29,051                        0
Unrealized appreciation         (87,515)                      47,865      66,604,569                    1,398,499
(depreciation)
Net increase (decrease) in     $ 229,531                     $ 85,853    $ 67,380,786                  $ 1,524,068
net assets from operations

                                 SVIF -   OPPORTUNITY   FUND
                               II
                               12/31/99                       12/31/98
INCOME:
Dividends                      $ 0                            $ 57,387
EXPENSES:
Mortality risk, expense risk    297,094                        144,279
and administrative charges
Net investment income (loss)    (297,094)                       (86,892)
Realized gain on sale of fund   1,045,329                      178,312
shares
Realized gain distributions     2,985,965                      1,317,403
Unrealized appreciation         7,090,430                      (453,869)
(depreciation)
Net increase (decrease) in     $ 10,824,630                   $ 954,954
net assets from operations

                                 WPT -   SMALL COMPANY                      WPT -   INTERNATIONAL
                               GROWTH                                     EQUITY
                               12/31/99                   12/31/98        12/31/99                   12/31/98
INCOME:
Dividends                      $ 0                        $ 0             $ 139,563                  $ 23,172
EXPENSES:
Mortality risk, expense risk    171,003                       110,109      47,030                     33,469
and administrative charges
Net investment income (loss)    (171,003)                   (110,109)      92,533                      (10,297)
Realized gain on sale of fund   840,101                      365,092       179,279                    131,244
shares
Realized gain distributions     1,164,244                   0              0                          0
Unrealized appreciation         12,968,059                   (688,006)     3,699,852                  (470,679)
(depreciation)
Net increase (decrease) in     $ 14,801,401                  $ (433,023)  $ 3,971,664                $ (349,732)
net assets from operations

                                 WPT -   POST-VENTURE                     TOTAL
                               CAPITAL
                               12/31/99                  12/31/98    12/31/99         12/31/98
INCOME:
Dividends                      $ 0                       $ 0         $ 170,241,281    $ 148,545,952
EXPENSES:
Mortality risk, expense risk    55,782                    39,091      91,162,428       69,802,783
and administrative charges
Net investment income (loss)    (55,782)                   (39,091)   79,078,853        78,743,169
Realized gain on sale of fund   361,254                   267,294     617,883,199      314,630,189
shares
Realized gain distributions     0                         0           354,349,046      447,963,689
Unrealized appreciation         3,847,450                 (324,010)   1,686,291,277    698,755,704
(depreciation)
Net increase (decrease) in     $ 4,152,922               $ (95,807)  $ 2,737,602,375  $ 1,540,092,751
net assets from operations

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999 and 1998
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                                                                  VIP -   HIGH INCOME
                                      VIP -   MONEY MARKET
                                 12/31/99                    12/31/98        12/31/99                   12/31/98
Net investment income (loss)     $ 36,118,114                $ 27,194,918    $ 21,913,618               $ 21,171,982
Net realized gain on              0                           0               1,085,342                  19,444,909
investments
Unrealized appreciation           0                           0               (4,017,281)                (57,719,667)
(depreciation)
Net increase (decrease) in        36,118,114                  27,194,918      18,981,679                 (17,102,776)
net assets from operations
Payments received from            1,286,021,535               807,653,915     10,344,306                 19,052,726
contract owners
Transfers between                 (907,311,345)               (484,805,719)   (29,864,881)               (34,335,132)
sub-accounts and the fixed
account, net
Transfers for contract            (109,640,243)               (81,249,209)    (13,964,158)               (11,355,372)
benefits and terminations
Other transfers (to) from         4,752                       (59,095)        (1,374)                    16,131
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        269,074,699                 241,539,892     (33,486,107)               (26,621,647)
net assets from contract
transactions
Retained in (returned from)       (66,104)                    (43,725)        (53,692)                   41,287
Variable Annuity  Account I,
net
Total increase (decrease) in      305,126,709                 268,691,085     (14,558,120)               (43,683,136)
net assets
Net assets at beginning of year   729,673,657                 460,982,572     276,299,106                319,982,242
Net assets at end of year        $ 1,034,800,366             $ 729,673,657   $ 261,740,986              $ 276,299,106

                                      VIP -   EQUITY-INCOME                         VIP -   GROWTH
                                 12/31/99                     12/31/98         12/31/99              12/31/98
Net investment income (loss)     $ 10,153,376                 $ 9,604,114      $ (11,743,327)        $ (4,122,497)
Net realized gain on              214,812,568                  187,718,241      203,628,219           172,431,396
investments
Unrealized appreciation           (148,832,159)                (36,054,859)     380,135,317           204,627,266
(depreciation)
Net increase (decrease) in        76,133,785                   161,267,496      572,020,209           372,936,165
net assets from operations
Payments received from            20,760,151                   28,208,563       60,915,377            24,665,215
contract owners
Transfers between                 (248,038,028)                (202,330,328)    318,329,136           19,580,093
sub-accounts and the fixed
account, net
Transfers for contract            (66,840,847)                 (72,201,646)     (59,702,522)          (39,644,250)
benefits and terminations
Other transfers (to) from         49,660                       (31,813)         187,727               43,976
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        (294,069,064)                (246,355,224)    319,729,718           4,645,034
net assets from contract
transactions
Retained in (returned from)       (113,160)                    88,226           (41,670)              11,999
Variable Annuity  Account I,
net
Total increase (decrease) in      (218,048,439)                (84,999,502)     891,708,257           377,593,198
net assets
Net assets at beginning of year   1,586,781,220                1,671,780,722    1,383,742,602         1,006,149,404
Net assets at end of year        $ 1,368,732,781              $ 1,586,781,220  $ 2,275,450,859       $ 1,383,742,602

                                      VIP -   OVERSEAS
                                 12/31/99                12/31/98
Net investment income (loss)     $ 1,654,242             $ 2,595,594
Net realized gain on              14,357,757              23,313,291
investments
Unrealized appreciation           87,545,263              (1,421,498)
(depreciation)
Net increase (decrease) in        103,557,262             24,487,387
net assets from operations
Payments received from            7,513,162               6,532,880
contract owners
Transfers between                 24,941,971              (17,347,796)
sub-accounts and the fixed
account, net
Transfers for contract            (12,164,645)            (8,696,657)
benefits and terminations
Other transfers (to) from         4,234                   (19,610)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        20,294,722              (19,531,183)
net assets from contract
transactions
Retained in (returned from)       (14,758)                2,875
Variable Annuity  Account I,
net
Total increase (decrease) in      123,837,226             4,959,079
net assets
Net assets at beginning of year   255,668,374             250,709,295
Net assets at end of year        $ 379,505,600           $ 255,668,374

                                   VIP II -    INVESTMENT                              VIP II -   ASSET MANAGER
                                 GRADE BOND
                                 12/31/99                       12/31/98          12/31/99                        12/31/98
Net investment income (loss)     $ 8,127,719                     $ 4,404,677      $ 19,966,835                    $
17,925,804
Net realized gain on              3,401,686                       3,229,425        59,405,964
89,224,512
investments
Unrealized appreciation           (16,237,106)                     4,439,938       (2,415,965)
(3,584,516)
(depreciation)
Net increase (decrease) in        (4,707,701)                       12,074,040     76,956,834
103,565,800
net assets from operations
Payments received from            11,926,064                       11,683,573      11,134,826
12,519,190
contract owners
Transfers between                 (42,438,815)                      127,113,509    (47,080,749)
(28,136,317)
sub-accounts and the fixed
account, net
Transfers for contract            (18,481,934)                      (8,719,110)    (51,761,153)
(50,593,986)
benefits and terminations
Other transfers (to) from         7,162                               (74,990)     (159,301)                       (55,296)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        (48,987,523)                       130,002,982   (87,866,377)
(66,266,409)
net assets from contract
transactions
Retained in (returned from)       (6,429)                            606           (35,795)                        15,446
Variable Annuity  Account I,
net
Total increase (decrease) in      (53,701,653)                     142,077,628     (10,945,338)
37,314,837
net assets
Net assets at beginning of year   251,081,967                      109,004,339     812,865,053
775,550,216
Net assets at end of year        $ 197,380,314                   $ 251,081,967    $ 801,919,715                   $
812,865,053

                                      VIP II -   INDEX 500                      VIP II -   ASSET MANAGER:
                                                                              GROWTH
                                 12/31/99                    12/31/98         12/31/99                       12/31/98
Net investment income (loss)     $ 806,313                   $ 1,663,041      $ 5,081,109                    $ 3,876,267
Net realized gain on              92,329,081                  63,364,172       32,387,097                     46,310,728
investments
Unrealized appreciation           124,508,783                 146,192,653      7,512,419                      (1,663,981)
(depreciation)
Net increase (decrease) in        217,644,177                 211,219,866      44,980,625                     48,523,014
net assets from operations
Payments received from            41,913,743                  44,069,986       9,448,324                      11,653,847
contract owners
Transfers between                 32,545,382                  105,883,805      (23,374,601)                   (45,226,128)
sub-accounts and the fixed
account, net
Transfers for contract            (36,869,546)                (35,534,283)     (11,322,189)                   (10,573,682)
benefits and terminations
Other transfers (to) from         42,586                      85,476           (40,329)                       13,593
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        37,632,165                  114,504,984      (25,288,795)                   (44,132,370)
net assets from contract
transactions
Retained in (returned from)       (71,526)                    65,307           (14,340)                       (4,565)
Variable Annuity  Account I,
net
Total increase (decrease) in      255,204,816                 325,790,157      19,677,490                     4,386,079
net assets
Net assets at beginning of year   1,066,865,828               741,075,671      328,633,446                    324,247,367
Net assets at end of year        $ 1,322,070,644             $ 1,066,865,828  $ 348,310,936                  $ 328,633,446

                                      VIP II -   CONTRAFUND
                                 12/31/99                     12/31/98
Net investment income (loss)     $ (6,442,970)                $ (2,358,522)
Net realized gain on              148,645,881                  115,223,215
investments
Unrealized appreciation           219,949,013                  223,438,815
(depreciation)
Net increase (decrease) in        362,151,924                  336,303,508
net assets from operations
Payments received from            50,161,456                   40,420,854
contract owners
Transfers between                 37,507,774                   (39,056,459)
sub-accounts and the fixed
account, net
Transfers for contract            (54,008,095)                 (37,401,390)
benefits and terminations
Other transfers (to) from         107,751                      6,747
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        33,768,886                   (36,030,248)
net assets from contract
transactions
Retained in (returned from)       (51,523)                     35,076
Variable Annuity  Account I,
net
Total increase (decrease) in      395,869,287                  300,308,336
net assets
Net assets at beginning of year   1,518,200,305                1,217,891,969
Net assets at end of year        $ 1,914,069,592              $ 1,518,200,305

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                                                             VIP III -   GROWTH &
                                   VIP III -   BALANCED                    INCOME
                                 12/31/99                   12/31/98       12/31/99                  12/31/98
Net investment income (loss)     $ 1,582,481                $ 944,177      $ (1,572,025)             $ (3,314,273)
Net realized gain on              9,204,238                  5,622,219      79,107,330                7,089,324
investments
Unrealized appreciation           (6,374,709)                6,090,310      (27,907,245)              99,729,988
(depreciation)
Net increase (decrease) in        4,412,010                  12,656,706     49,628,060                103,505,039
net assets from operations
Payments  received from           6,988,735                  6,770,357      29,125,121                35,584,695
contract owners
Transfers between                 7,342,988                  33,261,216     (55,352,241)              204,942,506
sub-accounts and the fixed
account, net
Transfers for contract            (6,160,455)                (3,139,722)    (22,609,519)              (10,371,919)
benefits and terminations
Other transfers (to) from         13,799                     (22,185)       31,178                    (29,796)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        8,185,067                  36,869,666     (48,805,461)              230,125,486
net assets from contract
transactions
Retained in (returned from)       (828)                      (1,989)        (67,783)                  55,231
Variable Annuity Account I,
net
Total increase (decrease) in      12,596,249                 49,524,383     754,816                   333,685,756
net assets
Net assets at beginning of year   111,115,343                61,590,960     587,747,247               254,061,491
Net assets at end of year        $ 123,711,592              $ 111,115,343  $ 588,502,063             $ 587,747,247

                                   VIP III -   GROWTH                     MSDWUF -   EMERGING MARKETS
                                 OPPORTUNITIES                            EQUITY
                                 12/31/99                12/31/98       12/31/99                       12/31/98
Net investment income (loss)     $ 943,506               $ 478,229      $ (176,889)                    $ (6,861)
Net realized gain on              49,129,124              18,859,236     2,228,308                      198,635
investments
Unrealized appreciation           (37,906,680)            56,119,613     16,923,324                     (1,271,839)
(depreciation)
Net increase (decrease) in        12,165,950              75,457,078     18,974,743                     (1,080,065)
net assets from operations
Payments  received from           13,230,641              22,707,942     2,075,239                      662,190
contract owners
Transfers between                 (103,481,122)           46,362,214     40,713,185                     3,132,046
sub-accounts and the fixed
account, net
Transfers for contract            (10,322,606)            (7,734,200)    (1,329,321)                    (41,665)
benefits and terminations
Other transfers (to) from         6,223                   18,591         7,833                          3,198
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        (100,566,864)           61,354,547     41,466,936                     3,755,769
net assets from contract
transactions
Retained in (returned from)       (67,342)                54,411         (137)                          12
Variable Annuity Account I,
net
Total increase (decrease) in      (88,468,256)            136,866,036    60,441,542                     2,675,716
net assets
Net assets at beginning of year   415,927,875             279,061,839    4,454,538                      1,778,822
Net assets at end of year        $ 327,459,619           $ 415,927,875  $ 64,896,080                   $ 4,454,538

                                   MSDWUF -   EMERGING MARKETS
                                   DEBT
                                 12/31/99                       12/31/98
Net investment income (loss)     $ 387,443                      $ 224,698
Net realized gain on              52,286                         31,585
investments
Unrealized appreciation           182,290                        (1,105,348)
(depreciation)
Net increase (decrease) in        622,019                        (849,065)
net assets from operations
Payments  received from           416,636                        385,556
contract owners
Transfers between                 273,396                        (235,454)
sub-accounts and the fixed
account, net
Transfers for contract            (59,988)                       (2,839)
benefits and terminations
Other transfers (to) from         910                            12
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        630,954                        147,275
net assets from contract
transactions
Retained in (returned from)       431                            (11)
Variable Annuity Account I,
net
Total increase (decrease) in      1,253,404                      (701,801)
net assets
Net assets at beginning of year   2,153,635                      2,855,436
Net assets at end of year        $ 3,407,039                    $ 2,153,635

                                    MSDWUF -   GLOBAL EQUITY                      MSDWUF -   INTERNATIONAL
                                                                                MAGNUM
                               12/31/99                        12/31/98         12/31/99                      12/31/98
Net investment income (loss)   $ 55,482                         $ 23,690        $ (4,300)                     $ (30,488)
Net realized gain on            1,082,452                        383,478         87,686                        488,359
investments
Unrealized appreciation         (647,744)                         (13,408)       2,474,219                     (1,107,058)
(depreciation)
Net increase (decrease) in      490,190                            393,760       2,557,605                     (649,187)
net assets from operations
Payments  received from         1,324,280                         2,573,393      396,375                       1,938,850
contract owners
Transfers between               (3,422,048)                        13,267,550    (1,092,928)                   9,227,074
sub-accounts and the fixed
account, net
Transfers for contract          (484,218)                          (145,036)     (402,623)                     (174,277)
benefits and terminations
Other transfers (to) from       (536)                                6,688       2,993                         (1,810)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in      (2,582,522)                         15,702,595   (1,096,183)                   10,989,837
net assets from contract
transactions
Retained in (returned from)     (161)                               121          22                            (20)
Variable Annuity Account I,
net
Total increase (decrease) in    (2,092,493)                       16,096,476     1,461,444                     10,340,630
net assets
Net assets at beginning of year 18,306,967                        2,210,491      11,725,836                    1,385,206
Net assets at end of year      $ 16,214,474                     $ 18,306,967    $ 13,187,280                  $ 11,725,836

                                      PBHG -   GROWTH II                  PBHG -   SMALL CAP   VALUE
                                 12/31/99                  12/31/98     12/31/99                       12/31/98
Net investment income (loss)     $ (200,218)               $ (32,504)   $ (321,079)                    $ (218,941)
Net realized gain on              867,275                   225,669      2,287,120                      1,417,645
investments
Unrealized appreciation           30,717,543                68,354       3,650,843                      1,169,066
(depreciation)
Net increase (decrease) in        31,384,600                261,519      5,616,884                      2,367,770
net assets from operations
Payments  received from           3,883,840                 850,883      2,539,992                      6,007,615
contract owners
Transfers between                 85,042,612                1,772,018    (6,626,178)                    25,244,658
sub-accounts and the fixed
account, net
Transfers for contract            (345,883)                 (74,612)     (1,238,687)                    (771,427)
benefits and terminations
Other transfers (to) from         12,078                    (85)         2,701                          (610)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        88,592,647                2,548,204    (5,322,172)                    30,480,236
net assets from contract
transactions
Retained in (returned from)       (138)                     (2)          (155)                          55
Variable Annuity Account I,
net
Total increase (decrease) in      119,977,109               2,809,721    294,557                        32,848,061
net assets
Net assets at beginning of year   5,011,598                 2,201,877    41,078,481                     8,230,420
Net assets at end of year        $ 124,988,707             $ 5,011,598  $ 41,373,038                    41,078,481

                                   PBHG -   LARGE CAP   VALUE
                                 12/31/99                       12/31/98
Net investment income (loss)     $ (291,007)                    $ (4,530)
Net realized gain on              3,870,481                      599,744
investments
Unrealized appreciation           (585,169)                      2,352,195
(depreciation)
Net increase (decrease) in        2,994,305                      2,947,409
net assets from operations
Payments  received from           3,588,662                      1,617,512
contract owners
Transfers between                 10,944,342                     14,686,725
sub-accounts and the fixed
account, net
Transfers for contract            (1,118,795)                    (75,122)
benefits and terminations
Other transfers (to) from         11,457                         (38,316)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        13,425,666                     16,190,799
net assets from contract
transactions
Retained in (returned from)       20                             (20)
Variable Annuity Account I,
net
Total increase (decrease) in      16,419,991                     19,138,188
net assets
Net assets at beginning of year   19,897,931                     759,743
Net assets at end of year        $ 36,317,922                   $ 19,897,931

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                  PBHG -  TECHNOLOGY &                          PBHG -   SELECT 20
                                 COMMUNICATIONS
                                 12/31/99                   12/31/98       12/31/99                  12/31/98
Net investment income (loss)     $ (2,762,048)               $ (111,535)   $ (3,174,141)              $ (850,513)
Net realized gain on              9,207,801                  501,364        36,793,079                4,426,860
investments
Unrealized appreciation           676,031,390                4,097,815      287,462,086               54,862,065
(depreciation)
Net increase (decrease) in        682,477,143                4,487,644      321,081,024               58,438,412
net assets from operations
Payments  received from           51,059,274                 2,914,877      33,137,434                22,652,708
contract owners
Transfers between                 677,999,380                11,118,897     44,079,310                203,599,981
sub-accounts and the fixed
account, net
Transfers for contract            (8,579,567)                (214,261)      (9,333,271)               (1,977,564)
benefits and terminations
Other transfers (to) from         260,165                    (1,544)        110,152                   (152,719)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        720,739,252                 13,817,969    67,993,625                 224,122,406
net assets from contract
transactions
Retained in (returned from)       1,563                       23            (669)                      (1,003,458)
Variable Annuity Account I,
net
Total increase (decrease) in      1,403,217,958              18,305,636     389,073,980               281,557,360
net assets
Net assets at beginning of year   25,809,987                 7,504,351      288,587,415               7,030,055
Net assets at end of year        $ 1,429,027,945             $ 25,809,987  $ 677,661,395              $ 288,587,415

                                   SVIF -   DISCOVERY    FUND                  SVIF -   MID CAP GROWTH
                                 II                                          FUND II
                                 12/31/99                      12/31/98      12/31/99                      12/31/98
Net investment income (loss)     $ (18,633)                     $ (15,019)   $ (573,402)                    $ (51,950)
Net realized gain on              335,679                       53,007        1,349,619                     177,519
investments
Unrealized appreciation           (87,515)                      47,865        66,604,569                    1,398,499
(depreciation)
Net increase (decrease) in        229,531                       85,853        67,380,786                    1,524,068
net assets from operations
Payments  received from           146,300                       491,666       14,044,251                    1,725,445
contract owners
Transfers between                 289,032                       1,159,295     152,381,500                   7,060,545
sub-accounts and the fixed
account, net
Transfers for contract            (57,132)                      (73,254)      (1,723,645)                   (127,725)
benefits and terminations
Other transfers (to) from         2,370                         1,767         19,917                        264
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        380,570                        1,579,474    164,722,023                    8,658,529
net assets from contract
transactions
Retained in (returned from)       (4)                            (72)         (217)                          314
Variable Annuity Account I,
net
Total increase (decrease) in      610,097                       1,665,255     232,102,592                   10,182,911
net assets
Net assets at beginning of year   2,503,055                     837,800       11,650,461                    1,467,550
Net assets at end of year        $ 3,113,152                    $ 2,503,055  $ 243,753,053                  $ 11,650,461

                                   SVIF -   OPPORTUNITY   FUND
                                 II
                                 12/31/99                       12/31/98
Net investment income (loss)     $ (297,094)                     $ (86,892)
Net realized gain on              4,031,294                      1,495,715
investments
Unrealized appreciation           7,090,430                      (453,869)
(depreciation)
Net increase (decrease) in        10,824,630                     954,954
net assets from operations
Payments  received from           3,435,223                      4,918,575
contract owners
Transfers between                 12,840,283                     18,289,352
sub-accounts and the fixed
account, net
Transfers for contract            (1,256,287)                    (215,435)
benefits and terminations
Other transfers (to) from         (5,623)                        (2)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        15,013,596                      22,992,490
net assets from contract
transactions
Retained in (returned from)       80                              (331)
Variable Annuity Account I,
net
Total increase (decrease) in      25,838,306                     23,947,113
net assets
Net assets at beginning of year   26,959,500                     3,012,387
Net assets at end of year        $ 52,797,806                    $ 26,959,500

                                   WPT -   SMALL COMPANY                       WPT -   INTERNATIONAL
                                 GROWTH                                      EQUITY
                                 12/31/99                   12/31/98         12/31/99                   12/31/98
Net investment income (loss)     $ (171,003)                 $ (110,109)     $ 92,533                    $ (10,297)
Net realized gain on              2,004,345                   365,092         179,279                    131,244
investments
Unrealized appreciation           12,968,059                   (688,006)      3,699,852                  (470,679)
(depreciation)
Net increase (decrease) in        14,801,401                    (433,023)     3,971,664                  (349,732)
net assets from operations
Payments  received from           1,350,991                    3,197,677      842,164                    691,255
contract owners
Transfers between                 11,333,526                    9,924,432     11,659,796                 3,128,429
sub-accounts and the fixed
account, net
Transfers for contract            (647,647)                     (217,900)     (267,100)                  (35,648)
benefits and terminations
Other transfers (to) from         (1,097)                         2,322       647                        41,204
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        12,035,773                     12,906,531   12,235,507                  3,825,240
net assets from contract
transactions
Retained in (returned from)       (334)                          832          112                         (25,097)
Variable Annuity Account I,
net
Total increase (decrease) in      26,836,840                   12,474,340     16,207,283                 3,450,411
net assets
Net assets at beginning of year   18,871,505                   6,397,165      4,007,860                  557,449
Net assets at end of year        $ 45,708,345                $ 18,871,505    $ 20,215,143                $ 4,007,860

                                   WPT -   POST-VENTURE                       TOTAL
                                 CAPITAL
                                 12/31/99                  12/31/98      12/31/99          12/31/98
Net investment income (loss)     $ (55,782)                 $ (39,091)   $ 79,078,853       $ 78,743,169
Net realized gain on              361,254                   267,294       972,232,245       762,593,878
investments
Unrealized appreciation           3,847,450                 (324,010)     1,686,291,277     698,755,704
(depreciation)
Net increase (decrease) in        4,152,922                 (95,807)      2,737,602,375     1,540,092,751
net assets from operations
Payments  received from           346,462                   1,694,793     1,678,070,564     1,123,846,738
contract owners
Transfers between                 1,608,293                 3,942,912     1,748,970         11,223,924
sub-accounts and the fixed
account, net
Transfers for contract            (124,952)                 (40,972)      (500,817,028)     (381,403,163)
benefits and terminations
Other transfers (to) from         221                       (2,354)       678,256           (250,256)
Fidelity Investments Life
Insurance Co., net
Net increase (decrease) in        1,830,024                  5,594,379    1,179,680,762      753,417,243
net assets from contract
transactions
Retained in (returned from)       20                         (128)        (604,517)          (707,597)
Variable Annuity Account I,
net
Total increase (decrease) in      5,982,966                 5,498,444     3,916,678,620     2,292,802,397
net assets
Net assets at beginning of year   6,739,331                 1,240,887     9,812,360,123     7,519,557,726
Net assets at end of year        $ 12,722,297               $ 6,739,331  $ 13,729,038,743   $ 9,812,360,123

NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1999 and 1998
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION
Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles. INVESTMENT VALUATION
Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.
ACCOUNTING FOR INVESTMENTS
Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
ANNUITY RESERVES
Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.
FEDERAL INCOME TAXES
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
ESTIMATES
The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
RECLASSIFICATIONS
Certain prior year balances have been reclassified to conform with the current year presentation.
3. EXPENSES
FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
In 1999, FILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, FILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserve contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.
4. AFFILIATED COMPANY TRANSACTIONS
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBSI, FIA, and FIIS are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
5. PURCHASES AND SALES OF INVESTMENTS
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:
                                 PURCHASES       SALES
VIP - Money Market              $  761,591,353  $  456,464,644
VIP - High Income                 114,614,588     125,337,886
VIP - Equity-Income               181,351,922     415,746,236
VIP - Growth                      554,076,266     85,510,250
VIP - Overseas                    73,781,115      45,641,426
VIP II - Investment Grade Bond    82,497,677      120,206,583
VIP II - Asset Manager            106,566,746     140,928,128
VIP II - Index 500                221,435,138     175,759,513
VIP II - Asset Manager: Growth    65,188,960      72,428,177
VIP II - Contrafund               256,696,762     174,117,298
VIP III - Balanced                67,707,564      54,839,543
VIP III - Growth & Income         164,527,899     207,370,561
VIP III - Growth Opportunities    49,272,147      141,189,921
MSDWUF - Emerging Markets         62,474,483      21,184,573
Equity
MSDWUF - Emerging Markets Debt    8,145,756       7,126,928
MSDWUF - Global Equity            7,236,563       8,994,665
MSDWUF - International Magnum     11,726,626      12,770,586
PBHG - Growth II                  93,891,460      5,499,169
PBHG - Small Cap Value            23,534,140      29,177,546
PBHG - Large Cap Value            30,255,243      16,238,075
PBHG - Technology &               743,673,703     25,694,936
Communications
PBHG - Select 20                  183,360,841     118,542,026
SVIF - Discovery Fund II          3,804,697       3,149,931
SVIF - Mid Cap Growth Fund II     169,254,987     5,077,532
SVIF - Opportunity Fund II        30,210,304      12,507,757
WPT - Small Company Growth        25,543,796      12,515,116
WPT - International Equity        20,011,957      7,683,805
WPT - Post-Venture Capital        5,533,282       3,759,020
6. UNIT VALUES
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1999 and 1998 are as follows:

                                 BEGINNING    PAYMENTS     TRANSFERS      CONTRACT      ENDING       ENDING
                                 BALANCE      RECEIVED     BETWEEN        TERMINATIONS  BALANCE      BALANCE
                                 UNITS        FROM         SUBACCOUNTS,                 UNITS        UNIT
                                              CONTRACT     NET                                       VALUE
                                              OWNERS
JANUARY 1, 1999 TO DECEMBER
31, 1999
 VIP - Money Market               42,335,962   65,024,585   (41,035,176)   (8,887,660)   57,437,711  $ 17.441547
 VIP - High Income                9,274,597    356,331      (1,152,725)    (577,959)     7,900,244   $ 29.532615
 VIP - Equity-Income              34,627,026   449,858      (5,652,786)    (1,641,911)   27,782,187  $ 46.009566
 VIP - Growth                     22,783,884   917,019      4,471,613      (1,275,819)   26,896,697  $ 80.674535
 VIP - Overseas                   9,537,903    253,497      597,373        (505,710)     9,883,063   $ 37.223575
 VIP II - Investment Grade Bond   11,642,575   594,181      (2,212,000)    (1,098,275)   8,926,481   $ 19.870115
 VIP II - Asset Manager           27,415,335   383,845      (1,751,559)    (2,091,084)   23,956,537  $ 31.190611
 VIP II - Index 500               32,083,136   1,235,693    661,926        (1,547,376)   32,433,379  $ 37.781601
 VIP II - Asset Manager: Growth   14,675,155   433,529      (1,260,297)    (799,765)     13,048,622  $ 23.934865
 VIP II - Contrafund              55,426,745   1,771,928    970,357        (2,703,228)   55,465,802  $ 32.540456
 VIP III - Balanced               6,933,405    490,301      166,077        (785,249)     6,804,534   $ 14.501916
 VIP III - Growth & Income        32,986,321   1,728,512    (3,180,687)    (2,214,891)   29,319,255  $ 17.646534
 VIP III - Growth Opportunities   25,247,156   840,484      (6,314,478)    (873,262)     18,899,900  $ 16.153367
 MSDWUF - Emerging Markets        586,128      192,894      3,620,769      (244,810)     4,154,981   $ 14.679023
Equity
 MSDWUF - Emerging Markets Debt   280,904      49,309       27,232         (11,517)      345,928     $ 9.552515
 MSDWUF - Global Equity           1,504,399    113,578      (260,807)      (55,665)      1,301,505   $ 11.916163
 MSDWUF - International Magnum    998,415      34,400       (56,609)       (33,180)      943,026     $ 13.230131
 PBHG - Growth II                 439,863      237,579      4,898,992      (59,641)      5,516,793   $ 21.422237
 PBHG - Small Cap Value           3,428,665    226,116      (501,445)      (218,824)     2,934,512   $ 13.200297
 PBHG - Large Cap Value           1,331,167    249,185      780,998        (157,007)     2,204,343   $ 15.178062
 PBHG - Technology &              1,929,033    2,150,661    28,462,505     (976,099)     31,566,100  $ 42.930574
Communications
 PBHG - Select 20                 16,529,457   1,757,084    1,889,829      (991,944)     19,184,426  $ 33.424799
 SVIF - Discovery Fund II         215,120      15,494       32,424         (240)         262,798     $ 10.752497
 SVIF - Mid Cap Growth Fund II    832,891      771,508      7,775,504      (185,340)     9,194,563   $ 24.646794
 SVIF - Opportunity Fund II       2,219,038    257,304      858,223        (153,946)     3,180,619   $ 15.294116
 WPT - Small Company Growth       1,848,787    116,290      791,446        (176,432)     2,580,091   $ 16.470689
 WPT - International Equity       374,074      60,831       828,057        (18,380)      1,244,582   $ 15.725838
 WPT - Post-Venture Capital       588,128      28,870       90,036         (12,779)      694,255     $ 17.570342

                                 DOLLARS
JANUARY 1, 1999 TO DECEMBER
31, 1999
 VIP - Money Market              $ 1,001,802,532
 VIP - High Income                233,314,877
 VIP - Equity-Income              1,278,246,354
 VIP - Growth                     2,169,878,531
 VIP - Overseas                   367,882,944
 VIP II - Investment Grade Bond   177,370,216
 VIP II - Asset Manager           747,219,001
 VIP II - Index 500               1,225,385,001
 VIP II - Asset Manager: Growth   312,317,022
 VIP II - Contrafund              1,804,882,506
 VIP III - Balanced               98,678,783
 VIP III - Growth & Income        517,383,238
 VIP III - Growth Opportunities   305,297,025
 MSDWUF - Emerging Markets        60,991,052
Equity
 MSDWUF - Emerging Markets Debt   3,304,486
 MSDWUF - Global Equity           15,508,952
 MSDWUF - International Magnum    12,476,345
 PBHG - Growth II                 118,182,069
 PBHG - Small Cap Value           38,736,436
 PBHG - Large Cap Value           33,457,653
 PBHG - Technology &              1,355,150,794
Communications
 PBHG - Select 20                 641,235,580
 SVIF - Discovery Fund II         2,825,743
 SVIF - Mid Cap Growth Fund II    226,616,507
 SVIF - Opportunity Fund II       48,644,756
 WPT - Small Company Growth       42,495,873
 WPT - International Equity       19,572,101
 WPT - Post-Venture Capital       12,198,288
                                 $ 12,871,054,665

6. UNIT VALUES - CONTINUED

                                 BEGINNING    PAYMENTS     TRANSFERS      CONTRACT      ENDING       ENDING
                                 BALANCE      RECEIVED     BETWEEN        TERMINATIONS  BALANCE      BALANCE
                                 UNITS        FROM         SUBACCOUNTS,                 UNITS        UNIT
                                              CONTRACT     NET                                       VALUE
                                              OWNERS
JANUARY 1, 1998 TO DECEMBER
31, 1998
 VIP - Money Market               28,256,730   53,473,071   (31,221,377)   (8,172,462)   42,335,962  $ 16.718442
 VIP - High Income                10,481,116   651,046      (1,222,100)    (635,465)     9,274,597   $ 27.525979
 VIP - Equity-Income              40,838,032   680,307      (4,883,340)    (2,007,973)   34,627,026  $ 43.619607
 VIP - Growth                     23,048,124   503,652      247,746        (1,015,638)   22,783,884  $ 59.172379
 VIP - Overseas                   10,512,524   249,861      (808,508)      (415,974)     9,537,903   $ 26.308910
 VIP II - Investment Grade Bond   5,524,907    601,825      6,493,163      (977,320)     11,642,575  $ 20.242828
 VIP II - Asset Manager           30,320,855   477,314      (1,046,747)    (2,336,087)   27,415,335  $ 28.302849
 VIP II - Index 500               28,695,264   1,600,404    3,712,872      (1,925,404)   32,083,136  $ 31.604128
 VIP II - Asset Manager: Growth   17,201,030   608,493      (2,402,390)    (731,978)     14,675,155  $ 20.933935
 VIP II - Contrafund              57,789,065   1,791,259    (1,947,601)    (2,205,978)   55,426,745  $ 26.399736
 VIP III - Balanced               4,649,810    524,844      2,527,177      (768,426)     6,933,405   $ 13.982944
 VIP III - Growth & Income        18,798,233   2,515,821    14,337,709     (2,665,442)   32,986,321  $ 16.294958
 VIP III - Growth                 21,154,834   1,669,675    3,510,201      (1,087,554)   25,247,156  $ 15.616534
Opportunities
 MSDWUF - Emerging Markets        176,936      69,786       348,445        (9,039)       586,128     $ 7.561799
Equity
 MSDWUF - Emerging Markets        270,613      37,746       (18,180)       (9,275)       280,904     $ 7.443062
Debt
 MSDWUF - Global Equity           214,479      228,308      1,160,084      (98,472)      1,504,399   $ 11.539332
 MSDWUF - International Magnum    126,071      175,181      806,757        (109,594)     998,415     $ 10.652996
 PBHG - Growth II                 198,868      83,110       167,957        (10,072)      439,863     $ 10.895644
 PBHG - Small Cap Value           760,923      539,438      2,325,754      (197,450)     3,428,665   $ 11.477768
 PBHG - Large Cap Value           71,061       134,930      1,218,750      (93,574)      1,331,167   $ 14.051655
 PBHG - Technology &              746,784      277,870      978,928        (74,549)      1,929,033   $ 12.942126
Communications
 PBHG - Select 20                 551,473      1,714,311    15,088,136     (824,463)     16,529,457  $ 16.795293
 SVIF - Discovery Fund II         69,087       49,186       115,355        (18,508)      215,120     $ 10.314283
 SVIF - Mid Cap Growth Fund II    139,945      154,865      608,714        (70,633)      832,891     $ 13.084892
 SVIF - Opportunity Fund II       277,353      444,329      1,651,011      (153,655)     2,219,038   $ 11.428140
 WPT - Small Company Growth       596,845      317,788      1,001,041      (66,887)      1,848,787   $ 9.819912
 WPT - International Equity       54,981       62,350       268,596        (11,853)      374,074     $ 10.331959
 WPT - Post-Venture Capital       120,198      154,767      349,002        (35,839)      588,128     $ 10.833075

                                 DOLLARS
JANUARY 1, 1998 TO DECEMBER
31, 1998
 VIP - Money Market              $ 707,791,321
 VIP - High Income                255,292,340
 VIP - Equity-Income              1,510,417,235
 VIP - Growth                     1,348,176,594
 VIP - Overseas                   250,931,855
 VIP II - Investment Grade Bond   235,678,611
 VIP II - Asset Manager           775,932,084
 VIP II - Index 500               1,013,959,556
 VIP II - Asset Manager: Growth   307,208,746
 VIP II - Contrafund              1,463,251,419
 VIP III - Balanced               96,949,417
 VIP III - Growth & Income        537,510,714
 VIP III - Growth                 394,273,082
Opportunities
 MSDWUF - Emerging Markets        4,432,182
Equity
 MSDWUF - Emerging Markets        2,090,788
Debt
 MSDWUF - Global Equity           17,359,758
 MSDWUF - International Magnum    10,636,111
 PBHG - Growth II                 4,792,592
 PBHG - Small Cap Value           39,353,426
 PBHG - Large Cap Value           18,705,104
 PBHG - Technology &              24,965,791
Communications
 PBHG - Select 20                 277,617,062
 SVIF - Discovery Fund II         2,218,812
 SVIF - Mid Cap Growth Fund II    10,898,297
 SVIF - Opportunity Fund II       25,359,470
 WPT - Small Company Growth       18,154,923
 WPT - International Equity       3,864,918
 WPT - Post-Venture Capital       6,371,227
                                 $ 9,364,193,435

REPORT OF INDEPENDENT ACCOUNTANTS
To the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above. PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 2000

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  a) Financial Statements included in Part B

   The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B. (Note 1)

  Statement of Assets and Liabilities for Fidelity Investments
Variable Annuity Account I as of December 31, 1999. (Note 1)

  Statements of Operations and Changes in Net Assets for Fidelity
Investments Variable Annuity Account I for Years Ended December 31, 1999 and 1998. (Note 1)

  Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I. (Note 1)

  Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 1999 and 1998. (Note 1)

  Consolidated Statements of Income for Fidelity Investments Life
Insurance Company for the Years Ended December 31, 1999, 1998 and
1997. (Note 1)

  Consolidated Statements of Changes in Stockholder's Equity for
Fidelity Investments Life Insurance Company for the Years Ended
December 31, 1999, 1998 and 1997. (Note 1)

  Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1999, 1998 and
1997. (Note 1)

  Report of PricewaterhouseCoopers L.L.P. on Financial Statements of Fidelity Investments Life Insurance Company. (Note 1)

  There are no financial statements included in Part A, other than Accumulation Unit Values.

   b)  Exhibits

  (1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the
Fidelity Investments Variable Annuity Account I. (Note 1)

  (2)  Not Applicable.

  (3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services, Inc. (Note
1)

   (b)  Commission Schedule.  (Note 1)

  (4) (a)  Specimen Variable Annuity Contract.  (Note 1)

   (b)  Specimen Variable Annuity Contract for Use with Sponsored
Arrangements.
    (Note 1)

   (c)  Endorsement for Qualified Contracts.  (Note 1)

  (5) (a)  Application for Variable Annuity Contract.  (Note 1)

   (b) Application for Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

  (6)  (i)   Articles of Domestication of Fidelity Investments Life.
(Note 1)

        (ii)  Revised Bylaws of Fidelity Investments Life.  (Note 1)

  (7)   Not Applicable.

  (8) Not Applicable

  (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
   (Note 6).

  (10)   Written consent of PricewaterhouseCoopers LLP (Note 6)
   Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson
LLP (Note 6)

  (11)  Not Applicable.

  (12)  Not Applicable.

  (13)  Performance Advertising Calculations  (Note 1)

  (14)   (a) Form of Participation Agreement between Fidelity
Investments Life and Variable    Insurance Products Fund.   (Note 1)

    (b) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund II.  (Note 1)
`
    (c) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund III.  (Note 1)

     (d) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the
Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital
Management, Inc. (the "Adviser"),  (Note 3)

    (e) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)
`
    (f) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

    (g) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus
Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc.
(Note 4)

   (h) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services, Inc. and Pacific Guardian Life Insurance Company, Limited. (Note 6)

  (15)  Powers of Attorney
   Powers of Attorney  (Note 2)
   Power of Attorney for Stephen P. Jonas and David C. Weinstein (Note
5)

 (Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to this Registration Statement filed electronically on April 27, 1997.

 (Note 2) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

 (Note 3) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

 (Note 4) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

 (Note 5) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

 (Note 6) Filed herein.

Item 25.  Directors and Officers of the Depositor

   The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

  EDWARD C. JOHNSON 3d, Director
  J. GARY BURKHEAD, Director
  JAMES C. CURVEY, Director
  JOHN J. REMONDI, Director
  RODNEY R. ROHDA, Director and Chairman
  STEPHEN P. JONAS, Director
  DAVID C. WEINSTEIN, Director

Executive Officers Who Are Not Directors

   Executive officers of Fidelity Investments Life who are not directors are as follows:

  JOSEPH L. KURTZER, JR.,  Treasurer

  DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and
Secretary

  MELANIE CALZETTI-SPAHR, Executive Vice President, Operations
The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26.  Persons Controlled By or Under Common Control with the
Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27.  Number of Contract Owners.

   On December 31, 1999, there were 8,653 Qualified Contracts and
119,292 Non-qualified Contracts.

Item 28.  Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Fidelity Investments Life indemnifies the director or officer, or a deductible of $5,000 per individual director or officer (with a maximum aggregate per loss deductible of $25,000) if Fidelity Investments Life does not indemnify the director or officer.
Utah law (Revised Business Corporation Act (sub-section)16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, and PFL Life Insurance Company.

 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Tracey E. Curvey       Executive Vice President, On-Line Brokerage
J. Gary Burkhead       Director
Kevin J. Kelly         Director
Robert P. Mazzarella   Director, Chief Operating Officer and President
Rodney R. Rohda        Director
J. Peter Benzie        Executive Vice President, National Sales
Edward L. McCartney    Executive Vice Pres., Telephone Sales and
Operations
Leonard Stecklow       Executive Vice President
Stephen J. Phillips    Senior Vice President
Bruce MacAlpine        Vice President, Spartan Brokerage
Gary Greenstein        Assistant Treasurer
Jeffrey R. Larsen      Clerk and Chief Legal Counsel
Jay Freedman           Assistant Clerk
Richelle S. Kennedy    Assistant Clerk
Joseph T. Castro       Compliance Officer
Erica Johnson          Compliance Registered Options Principal

 (c) Commissions and other compensation received by principal underwriter.

See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30.  Location of Accounts and Records

  The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity
Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31.  Management Services

  Not applicable

Item 32.  Undertakings

 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional
Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

 (e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life
Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 24th day of April, 2000.

 FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Rodney R. Rohda  Attest:   /s/ David J. Pearlman
        Rodney R. Rohda,               David J. Pearlman,
        President, Chairman,           Secretary
        Chief Operating Officer and
        Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 2000.

Signature               Title
/s/ Rodney R. Rohda     President, Chairman and Director
    Rodney R. Rohda     (Chief Executive Officer)
                        (Chief Operating Officer)
________________                    )
Joseph L. Kurtzer Jr.   Treasurer   )
                                    )
________________                    )
Edward C. Johnson 3d  Director      )
                                    )
________________                    )
J. Gary Burkhead Director           ) By:    /s/ David J. Pearlman
                                    )            David J. Pearlman
_________________                   )            (Attorney-in-Fact)
James C. Curvey Director            )
                                    )
_________________                   )
John J. Remondi Director            )
                                    )
_________________                   )
David C. Weinstein Director         )
                                    )
_________________                   )
Stephen P. Jonas Director           )

EXHIBIT INDEX

Exhibit

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.

(10)(a)  Written consent of PricewaterhouseCoopers LLP.

(10)(b)  Written consent of Jorden Burt Boros Cicchetti Berenson &
         Johnson LLP.